SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Diversified Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 79.7%

Communication Services — 8.6%
Alphabet Inc, Cl A	27,443	$10,560
Alphabet Inc, Cl C	22,345	8,534
AST SpaceMobile, Cl A *	1,000	74
AT&T Inc	32,576	851
Charter Communications Inc, Cl A *	386	64
Comcast Corp, Cl A	17,011	460
DoubleVerify Holdings *	644	7
Electronic Arts Inc	1,180	239
Fox Corp	950	60
Fox Corp, Cl B	711	41
GCI Liberty Inc, Cl A *	8	—
GCI Liberty Inc, Cl C *	116	4
IAC *	319	14
Iridium Communications	451	18
Liberty Broadband Corp, Cl A *	79	3
Liberty Broadband Corp, Cl C *	532	20
Liberty Media -Liberty Formula One, Cl A *	108	9
Liberty Media -Liberty Formula One, Cl C *	997	86
Live Nation Entertainment Inc *	752	119
Madison Square Garden Sports *	77	26
Match Group	1,162	43
Meta Platforms, Cl A	10,308	6,308
Netflix Inc *	19,995	1,872
New York Times, Cl A	763	60
News Corp, Cl A	1,898	50
News Corp, Cl B	546	17
Nexstar Media Group Inc, Cl A	134	28
NIQ Global Intelligence *	227	2
Omnicom Group Inc	1,455	112
Pinterest, Cl A *	2,808	55
Reddit, Cl A *	602	89
ROBLOX, Cl A *	2,901	160
Roku Inc, Cl A *	613	71
Sirius XM Holdings	902	24
Spotify Technology *	1,001	447
Take-Two Interactive Software Inc *	869	186
TKO Group Holdings, Cl A	327	61
T-Mobile US Inc	2,267	443
Trade Desk Inc/The, Cl A *	2,121	50
Trump Media & Technology Group *	765	7
Verizon Communications Inc	19,910	956
Versant Media Group	695	28
Walt Disney Co/The	8,373	869
Warner Bros Discovery *	10,941	296
ZoomInfo Technologies, Cl A *	1,405	9
		33,432
Consumer Discretionary — 8.0%
ADT Inc	2,434	18
Airbnb, Cl A *	1,961	275
Amazon.com Inc *	45,290	12,005
Aptiv PLC *	1,000	60
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Aramark	1,255	$57
AutoNation Inc *	124	26
AutoZone Inc *	78	289
Bath & Body Works	1,012	20
Best Buy Co Inc	919	56
Booking Holdings Inc	3,832	645
BorgWarner Inc	1,036	59
Boyd Gaming Corp	276	24
Bright Horizons Family Solutions Inc *	270	22
Brunswick Corp/DE	311	25
Burlington Stores Inc *	299	96
Caesars Entertainment *	901	25
CarMax Inc *	725	28
Carnival Corp	5,353	142
Carvana Co, Cl A *	635	251
Cava Group *	474	44
Chewy, Cl A *	1,169	30
Chipotle Mexican Grill, Cl A *	6,171	210
Choice Hotels International Inc	129	13
Churchill Downs Inc	309	31
Columbia Sportswear Co	124	8
Crocs *	258	26
Darden Restaurants Inc	555	111
Deckers Outdoor Corp *	671	69
Dick's Sporting Goods Inc	302	69
Dillard's Inc, Cl A	14	8
Domino's Pizza Inc	151	51
DoorDash, Cl A *	1,718	290
DR Horton Inc	1,231	189
DraftKings, Cl A *	2,285	53
Duolingo, Cl A *	179	20
Dutch Bros, Cl A *	626	36
eBay Inc	2,117	219
Etsy Inc *	414	27
Expedia Group Inc	551	137
Five Below Inc *	256	60
Floor & Decor Holdings Inc, Cl A *	506	24
Flutter Entertainment *	764	82
Ford Motor Co	18,309	221
GameStop, Cl A *	1,948	49
Gap Inc/The	1,094	27
Garmin Ltd	775	195
General Motors Co	4,249	327
Gentex Corp	1,075	25
Genuine Parts Co	659	71
Grand Canyon Education *	132	22
H&R Block Inc	630	20
Harley-Davidson Inc	530	13
Hasbro Inc	686	66
Hilton Worldwide Holdings Inc	1,072	347
Home Depot	4,697	1,544
Hyatt Hotels Corp, Cl A	191	32
InterContinental Hotels Group PLC	269	38

Adviser Managed Trust	1

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Las Vegas Sands Corp	1,418	$77
Lear Corp	254	32
Lennar Corp, Cl A	997	90
Lennar Corp, Cl B	60	5
Liberty Live Holdings, Cl A *	94	9
Liberty Live Holdings, Cl C *	218	20
Lithia Motors, Cl A	122	35
LKQ Corp	1,234	39
Lowe's	2,640	630
Lucid Group, Cl A *	591	4
Lululemon Athletica Inc *	500	69
Macy's Inc	1,317	26
Marriott International Inc/MD, Cl A	1,043	377
Mattel Inc *	1,457	22
McDonald's	3,370	989
MGM Resorts International *	974	38
Mohawk Industries Inc *	238	25
Murphy USA Inc	85	50
Newell Brands	1,982	8
NIKE Inc, Cl B	5,491	244
Norwegian Cruise Line Holdings Ltd *	2,103	38
NVR Inc *	13	82
Ollie's Bargain Outlet Holdings Inc *	291	25
O'Reilly Automotive Inc *	3,961	394
Penn Entertainment *	709	12
Penske Automotive Group Inc	88	15
Planet Fitness, Cl A *	399	27
Pool Corp	149	32
PulteGroup Inc	905	111
PVH Corp	198	18
QuantumScape, Cl A *	1,994	15
Ralph Lauren Corp, Cl A	186	67
RH *	73	10
Rivian Automotive, Cl A *	3,684	60
Ross Stores	1,498	341
Royal Caribbean Cruises Ltd	1,191	314
Service Corp International/US	662	54
SharkNinja *	386	45
Somnigroup International	961	73
Starbucks	5,355	564
Stellantis *	3,661	27
Tapestry Inc	983	143
Tesla Inc *	13,320	5,083
Texas Roadhouse Inc, Cl A	315	51
Thor Industries	260	21
TJX Cos Inc/The	5,272	826
Toll Brothers Inc	435	62
TopBuild Corp *	129	57
Tractor Supply	2,527	89
Travel + Leisure	299	19
Ulta Beauty Inc *	207	111
Under Armour Inc, Cl A *	898	6
Under Armour Inc, Cl C *	892	5
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Vail Resorts Inc	170	$22
Valvoline Inc *	604	20
Versigent *	362	13
VF	1,669	32
Viking Holdings *	857	70
Wayfair Inc, Cl A *	446	28
Wendy's Co/The	778	5
Whirlpool Corp	255	14
Williams-Sonoma Inc	535	97
Wingstop Inc, Cl A	132	22
Wyndham Hotels & Resorts Inc	361	29
Wynn Resorts Ltd	346	37
YETI Holdings Inc *	392	15
Yum! Brands Inc	1,325	212
		31,129
Consumer Staples — 4.0%
Albertsons, Cl A	1,610	27
Altria Group Inc	7,942	577
Archer-Daniels-Midland Co	2,272	169
BellRing Brands *	603	11
BJ's Wholesale Club Holdings Inc *	621	58
Boston Beer Co Inc/The, Cl A *	39	9
Brown-Forman Corp, Cl A	207	5
Brown-Forman Corp, Cl B	702	18
Bunge Global	631	80
Campbell Soup Co	922	19
Casey's General Stores	176	145
Celsius Holdings Inc *	782	26
Church & Dwight Co Inc	1,118	109
Clorox Co/The	586	57
Coca-Cola	18,343	1,445
Coca-Cola Consolidated Inc	281	58
Colgate-Palmolive Co	3,778	322
Conagra Brands Inc	2,263	32
Constellation Brands Inc, Cl A	689	108
Costco Wholesale Corp	2,094	2,124
Coty Inc, Cl A *	1,641	4
Darling Ingredients Inc *	743	48
Dollar General Corp	1,044	121
Dollar Tree Inc *	888	86
elf Beauty Inc *	260	17
Estee Lauder Cos Inc/The, Cl A	1,187	91
Flowers Foods Inc	888	8
Freshpet Inc *	226	15
General Mills Inc	2,475	87
Hershey Co/The	693	129
Hormel Foods Corp	1,375	30
Ingredion Inc	304	34
J M Smucker	493	48
Kenvue	9,034	158
Keurig Dr Pepper Inc	6,157	181
Kimberly-Clark	1,580	156
Kraft Heinz Co/The	4,059	92

2	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Kroger	2,767	$188
Lamb Weston Holdings Inc	648	28
Maplebear *	819	35
McCormick & Co Inc/MD	1,204	61
Molson Coors Beverage, Cl B	797	34
Mondelez International Inc, Cl A	6,091	374
Monster Beverage Corp *	3,274	252
Nestle SA	4,734	479
PepsiCo Inc	6,461	1,024
Performance Food Group *	725	66
Philip Morris International	7,347	1,213
Pilgrim's Pride Corp	197	7
Post Holdings Inc *	240	25
Primo Brands, Cl A	1,221	25
Procter & Gamble Co/The	11,081	1,630
Reynolds Consumer Products	259	5
Seaboard Corp	1	6
Smithfield Foods Inc	215	6
Sprouts Farmers Market Inc *	465	38
Sysco Corp	2,243	168
Target Corp	2,134	277
Tyson Foods, Cl A	1,330	85
US Foods Holding Corp *	1,043	98
Walmart Inc	20,532	2,709
		15,537
Energy — 3.0%
Antero Midstream	1,590	35
Antero Resources Corp *	1,377	54
APA	1,686	69
Baker Hughes a GE Co, Cl A	4,660	325
BP PLC	29,085	230
Cheniere Energy	1,000	275
Chevron Corp	8,838	1,709
Chord Energy	261	38
ConocoPhillips	5,830	733
Coterra Energy	3,586	129
Devon Energy Corp	2,831	145
Diamondback Energy Inc	921	189
DT Midstream	482	71
EOG Resources	2,569	361
EQT Corp	2,870	173
Expand Energy	1,104	113
Exxon Mobil Corp	19,939	3,077
Halliburton Co	3,925	166
HF Sinclair	759	51
Kinder Morgan Inc/DE	9,134	300
Marathon Petroleum Corp	1,413	351
Matador Resources	555	35
NOV	1,776	36
Occidental Petroleum Corp	3,363	204
ONEOK Inc	2,933	271
Ovintiv	1,378	85
Permian Resources, Cl A	3,329	72
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Phillips 66	1,893	$339
Range Resources Corp	1,122	49
Shell	10,413	473
SLB	7,055	401
Targa Resources Corp	996	259
Tenaris	739	24
Texas Pacific Land	273	121
Valero Energy Corp	1,429	361
Viper Energy, Cl A	874	43
Weatherford International	338	37
Williams	5,729	437
		11,841
Financials — 9.7%
Aegon	2,401	20
Affiliated Managers Group	133	39
Affirm Holdings, Cl A *	1,318	85
Aflac Inc	2,246	255
AGNC Investment Corp ‡	5,359	59
Allstate Corp/The	1,224	266
Ally Financial Inc	1,312	58
American Express Co	2,545	822
American Financial Group Inc/OH	314	42
American International Group Inc	2,570	192
Ameriprise Financial Inc	435	207
Annaly Capital Management ‡	3,342	77
Aon, Cl A	987	308
Apollo Global Management	1,997	257
Arch Capital Group Ltd *	1,675	158
Ares Management, Cl A	895	105
Arthur J Gallagher & Co	1,190	246
Assurant Inc	241	57
Assured Guaranty Ltd	221	18
Axis Capital Holdings Ltd	361	36
Bank of America Corp	30,982	1,656
Bank of New York Mellon Corp/The	3,240	435
Bank OZK	507	24
Berkshire Hathaway Inc, Cl B *	8,706	4,123
Blackrock	719	766
Blackstone Group	3,490	438
Block, Cl A *	2,504	177
Blue Owl Capital, Cl A	2,900	28
BOK Financial Corp	106	14
Brighthouse Financial Inc *	272	17
Brown & Brown Inc	1,318	79
Capital One Financial Corp	2,893	553
Carlyle Group	1,243	62
Cboe Global Markets Inc	498	149
Charles Schwab Corp/The	7,868	721
Chubb	1,721	563
Cincinnati Financial Corp	732	120
Citigroup	8,172	1,046
Citizens Financial Group Inc	2,068	135
CME Group Inc, Cl A	1,693	487

Adviser Managed Trust	3

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
CNA Financial Corp	99	$5
Coinbase Global, Cl A *	1,045	196
Columbia Banking System Inc	1,411	42
Commerce Bancshares Inc/MO	615	32
Corebridge Financial	1,285	35
Corpay *	323	99
Credit Acceptance Corp *	15	8
Cullen/Frost Bankers Inc	283	41
East West Bancorp	650	82
Equitable Holdings	1,311	55
Euronet Worldwide Inc *	193	14
Evercore Inc, Cl A	175	56
Everest Group	200	71
FactSet Research Systems Inc	181	41
Fidelity National Financial Inc	1,236	65
Fidelity National Information Services Inc	2,503	116
Fifth Third Bancorp	4,325	220
Figure Technology Solutions, Cl A *	204	7
First American Financial	467	33
First Citizens BancShares, Cl A	41	81
First Hawaiian Inc	595	16
First Horizon National Corp	2,390	60
Fiserv Inc *	2,502	157
FNB Corp/PA	1,687	30
Franklin Resources Inc	1,227	37
Global Payments	1,086	78
Globe Life	394	61
Goldman Sachs Group Inc/The	1,386	1,280
Hamilton Lane Inc, Cl A	190	18
Hanover Insurance Group Inc/The	170	32
Hartford Insurance Group	1,315	180
Houlihan Lokey Inc, Cl A	257	40
Huntington Bancshares Inc/OH	9,575	161
Interactive Brokers Group, Cl A	2,057	164
Intercontinental Exchange Inc	2,684	424
Invesco Ltd	1,730	45
Jack Henry & Associates	345	53
Janus Henderson Group	597	31
Jefferies Financial Group	728	35
JPMorgan Chase & Co	12,823	4,017
Kemper Corp	291	10
KeyCorp	4,495	99
Kinsale Capital Group Inc	105	34
KKR	3,187	333
Lazard, Cl A	402	20
Lincoln National	810	31
Loews	812	91
LPL Financial Holdings Inc	379	127
M&T Bank Corp	710	155
Markel Group *	59	105
MarketAxess Holdings Inc	173	27
Marsh & McLennan Cos Inc	2,285	383
Mastercard Inc, Cl A	3,796	1,909
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
MetLife	2,608	$209
MGIC Investment Corp	1,109	29
Moody's Corp	731	338
Morgan Stanley	5,349	1,019
Morningstar Inc	112	19
MSCI Inc, Cl A	340	201
Nasdaq Inc	2,121	195
Northern Trust Corp	879	146
Old Republic International Corp	1,086	43
OneMain Holdings, Cl A	566	33
PayPal Holdings	4,393	220
Pinnacle Financial Partners	708	70
PNC Financial Services Group Inc/The	1,832	409
Primerica Inc	157	44
Principal Financial Group Inc	1,056	107
Progressive Corp/The	2,759	555
Prosperity Bancshares Inc	435	30
Prudential Financial Inc	1,637	161
Raymond James Financial Inc	832	132
Regions Financial Corp	4,040	115
Reinsurance Group of America Inc, Cl A	314	66
Rithm Capital ‡	2,515	25
RLI Corp	389	20
Robinhood Markets, Cl A *	3,564	260
Rocket, Cl A *	4,516	66
Ryan Specialty Holdings, Cl A	499	17
S&P Global Inc	1,428	616
Shift4 Payments, Cl A *	316	14
SLM Corp	994	23
SoFi Technologies *	5,868	95
SOUTHSTATE BANK CORP	477	47
Starwood Property Trust Inc ‡	1,626	30
State Street Corp	1,326	203
Stifel Financial Corp	712	56
Swiss Re AG	548	88
Synchrony Financial	1,645	125
T Rowe Price Group	1,040	107
TFS Financial Corp	142	2
Toast, Cl A *	2,147	61
TPG *	1,060	—
TPG, Cl A	616	27
Tradeweb Markets, Cl A	554	63
Travelers Cos Inc/The	1,020	311
Truist Financial	5,934	306
Unum Group	764	61
US Bancorp	7,347	416
UWM Holdings	746	3
Virtu Financial Inc, Cl A	383	19
Visa Inc, Cl A	7,944	2,620
Voya Financial Inc	457	37
Webster Financial Corp	795	58
Wells Fargo & Co	14,604	1,201
Western Alliance Bancorp	513	42

4	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Western Union Co/The	1,569	$14
WEX Inc *	161	24
White Mountains Insurance Group Ltd	12	27
Willis Towers Watson PLC	447	115
Wintrust Financial Corp	314	47
WR Berkley Corp	1,103	74
Zions Bancorp NA	689	44
		37,947
Health Care — 7.0%
Abbott Laboratories	8,159	741
AbbVie Inc	8,358	1,766
Acadia Healthcare Co Inc *	433	11
Agilent Technologies Inc	1,355	157
Alcon Inc	907	68
Align Technology Inc *	326	57
Alnylam Pharmaceuticals Inc *	593	184
Amgen Inc	2,535	878
Apellis Pharmaceuticals Inc *	513	21
Avantor *	3,141	25
Baxter International Inc	2,435	43
Becton Dickinson	1,341	200
Biogen Inc *	694	131
BioMarin Pharmaceutical Inc *	904	49
Bio-Rad Laboratories Inc, Cl A *	92	26
Bio-Techne Corp	746	41
Boston Scientific Corp *	6,945	400
Bristol-Myers Squibb	9,597	581
Bruker Corp	491	18
Cardinal Health	1,119	216
Caris Life Sciences *	407	8
Cencora, Cl A	860	265
Centene Corp *	2,360	127
Certara *	576	4
Charles River Laboratories International Inc *	232	39
Chemed Corp	68	29
Cigna Group	1,238	360
Cooper *	947	60
Corcept Therapeutics Inc *	447	21
CVS Health	5,894	491
Danaher Corp	2,965	531
DaVita Inc *	182	28
DENTSPLY SIRONA Inc	947	11
Dexcom *	1,859	111
Doximity, Cl A *	621	15
Edwards Lifesciences Corp *	2,699	225
Elanco Animal Health Inc *	2,339	52
Elevance Health	1,046	394
Eli Lilly	3,781	3,534
Encompass Health Corp	474	47
Envista Holdings *	798	21
Exelixis Inc *	1,282	57
GE HealthCare Technologies	2,176	132
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Gilead Sciences Inc	5,869	$768
Globus Medical Inc, Cl A *	533	48
Haleon	16,387	76
Halozyme Therapeutics Inc *	583	37
HCA Healthcare Inc	762	331
Henry Schein Inc *	460	34
Humana	574	136
IDEXX Laboratories *	373	209
Illumina Inc *	713	90
Incyte *	752	72
Insmed Inc *	977	133
Inspire Medical Systems Inc *	136	8
Insulet Corp *	333	57
Intuitive Surgical Inc *	1,664	761
Ionis Pharmaceuticals Inc *	739	55
IQVIA Holdings Inc *	788	125
Jazz Pharmaceuticals PLC *	282	57
Johnson & Johnson	11,356	2,610
Labcorp Holdings	397	102
Masimo *	214	38
McKesson Corp	582	474
Medline, Cl A *	1,496	66
Medpace Holdings *	109	46
Medtronic PLC	6,037	489
Merck & Co Inc	11,721	1,280
Mettler-Toledo International Inc *	99	126
Moderna Inc *	1,686	77
Molina Healthcare Inc *	255	50
Natera *	616	127
Neurocrine Biosciences Inc *	460	61
Organon	1,235	16
Penumbra Inc *	178	58
Perrigo PLC	648	8
Pfizer Inc	26,768	715
QIAGEN	1,334	46
Quest Diagnostics Inc	530	103
Regeneron Pharmaceuticals Inc	477	337
Repligen Corp *	236	28
ResMed	694	148
Revolution Medicines *	836	120
Revvity	517	45
Roche Holding AG	58	24
Roivant Sciences *	2,001	57
Royalty Pharma, Cl A	1,854	93
Sanofi	2,016	189
Sarepta Therapeutics *	441	9
Solventum *	702	47
Sotera Health *	1,068	17
STERIS PLC	467	101
Stryker Corp	1,621	511
Summit Therapeutics *	555	12
Teleflex Inc	212	26
Tempus AI, Cl A *	484	27

Adviser Managed Trust	5

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Tenet Healthcare Corp *	403	$71
Thermo Fisher Scientific	1,780	853
Ultragenyx Pharmaceutical Inc *	427	11
United Therapeutics Corp *	201	115
UnitedHealth Group Inc	4,293	1,590
Universal Health Services Inc, Cl B	262	44
Veeva Systems Inc, Cl A *	695	108
Vertex Pharmaceuticals Inc *	1,195	511
Viatris, Cl W	5,638	84
Viking Therapeutics Inc *	518	16
Waters Corp *	467	144
West Pharmaceutical Services Inc	340	101
Zimmer Biomet Holdings Inc	941	78
Zoetis Inc, Cl A	2,069	238
		27,419
Industrials — 7.9%
3M	2,507	367
A O Smith	549	34
AAON Inc	319	30
Acuity Brands Inc	147	43
Advanced Drainage Systems	336	50
AECOM	629	53
AGCO	295	36
Alaska Air Group Inc *	582	23
Allegion PLC	409	56
Allison Transmission Holdings Inc	404	54
Amentum Holdings *	757	20
American Airlines Group Inc *	3,100	36
AMETEK Inc	1,081	255
API Group *	1,656	76
Applied Industrial Technologies Inc	181	55
Armstrong World Industries Inc	204	35
ATI *	626	97
Automatic Data Processing Inc	1,896	402
Avis Budget Group Inc *	80	14
Axon Enterprise Inc *	353	142
Boeing *	3,562	816
Booz Allen Hamilton Holding, Cl A	594	46
Broadridge Financial Solutions Inc	554	85
Builders FirstSource Inc *	531	42
BWX Technologies Inc, Cl W	434	94
CACI International Inc, Cl A *	103	53
Carlisle Cos Inc	191	68
Carpenter Technology Corp	229	98
Carrier Global	3,682	247
Caterpillar Inc	2,185	1,945
CH Robinson Worldwide Inc	558	101
Cintas Corp	1,615	282
Clarivate *	1,683	5
Clean Harbors Inc *	241	75
CNH Industrial	4,173	45
Comfort Systems USA Inc	163	300
Concentrix	216	5
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Copart *	4,204	$139
Core & Main, Cl A *	902	45
Crane	234	42
CSX Corp	8,830	401
Cummins Inc	648	435
Curtiss-Wright Corp	171	123
Deere	1,151	679
Delta Air Lines Inc	3,057	208
Donaldson Co Inc	566	50
Dover Corp	645	146
Eaton Corp PLC	1,847	800
EMCOR Group Inc	210	187
Emerson Electric	2,650	372
Equifax Inc	589	102
Esab	271	27
Everus Construction Group *	242	36
ExlService Holdings Inc *	752	24
Expeditors International of Washington Inc	619	92
Experian PLC	1,667	61
Fastenal Co	5,386	242
FedEx Corp	1,008	407
Ferguson Enterprises	896	240
Ferrovial	935	64
Flowserve Corp	619	46
Fortive Corp	1,497	89
Fortune Brands Innovations	575	23
FTAI Aviation	484	121
FTI Consulting Inc *	134	24
Gates Industrial Corp PLC *	1,205	31
GE Vernova	1,273	1,379
Generac Holdings *	278	72
General Dynamics Corp	1,188	409
General Electric	4,906	1,422
Genpact Ltd	765	27
Graco Inc	789	63
GXO Logistics *	525	30
Hayward Holdings *	943	14
HEICO Corp	202	55
HEICO Corp, Cl A	356	74
Hexcel Corp	338	32
Honeywell International Inc	2,996	642
Howmet Aerospace	1,887	459
Hubbell Inc, Cl B	254	129
Huntington Ingalls Industries Inc	185	67
IDEX	359	78
Illinois Tool Works Inc	1,362	351
Ingersoll Rand	1,859	148
ITT Inc	414	89
Jacobs Solutions	540	70
JB Hunt Transport Services Inc	356	90
Johnson Controls International plc	2,879	420
Karman Holdings *	226	15
KBR Inc	586	22

6	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Kirby Corp *	269	$40
Knight-Swift Transportation Holdings Inc, Cl A	748	49
L3Harris Technologies	877	281
Landstar System Inc	165	30
Leidos Holdings Inc	606	90
Lennox International Inc	153	82
Leonardo DRS	359	15
Lincoln Electric Holdings Inc	258	68
Loar Holdings *	203	11
Lockheed Martin Corp	971	503
Lyft, Cl A *	1,892	27
ManpowerGroup Inc	219	7
Masco Corp	1,003	72
MasTec *	296	117
Middleby Corp/The *	240	34
MSA Safety Inc	176	29
MSC Industrial Direct Co Inc, Cl A	209	21
Mueller Industries Inc	515	70
Nordson Corp	256	74
Norfolk Southern	1,062	335
Northrop Grumman Corp	629	364
nVent Electric PLC	741	106
Old Dominion Freight Line Inc	860	183
Oshkosh Corp	304	47
Otis Worldwide	1,879	146
Owens Corning	404	50
PACCAR Inc	2,421	288
Parker-Hannifin Corp	596	542
Parsons *	251	13
Paychex Inc	1,534	142
Paycom Software Inc	244	31
Paylocity Holding Corp *	214	23
Pentair PLC	778	63
Quanta Services Inc	693	504
QXO *	3,132	63
RBC Bearings Inc *	147	88
Regal Rexnord	314	67
Republic Services Inc, Cl A	949	199
Robert Half	470	12
Rocket Lab Corp *	2,292	189
Rockwell Automation Inc	538	220
Rollins Inc	1,434	80
RTX	6,309	1,111
Ryder System Inc	191	48
Saia Inc *	127	57
Schneider Electric SE	1,009	321
Schneider National Inc, Cl B	246	8
Science Applications International	223	22
Sensata Technologies Holding PLC	690	29
Simpson Manufacturing Co Inc	199	38
SiteOne Landscape Supply *	210	26
Snap-on	244	94
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Southwest Airlines Co	2,245	$85
SS&C Technologies Holdings	1,005	70
StandardAero *	1,120	28
Stanley Black & Decker Inc	735	57
Sunbelt Rentals Holdings	784	59
Tetra Tech	1,270	41
Textron Inc	855	82
Timken Co/The	297	33
Toro	474	45
Trane Technologies	1,049	517
TransDigm Group	260	302
TransUnion	927	66
Trex Co Inc *	507	20
Uber Technologies *	9,486	708
U-Haul Holding *	65	3
U-Haul Holding, Cl B	536	26
Union Pacific Corp	2,818	759
United Continental Holdings Inc *	1,547	139
United Parcel Service Inc, Cl B	3,451	375
United Rentals Inc	298	286
Valmont Industries Inc	94	48
Veralto	1,152	102
Verisk Analytics, Cl A	665	123
Vertiv Holdings, Cl A	1,792	589
Waste Management Inc	1,740	405
Watsco Inc	165	72
WESCO International Inc	228	80
Westinghouse Air Brake Technologies	806	218
WillScot Holdings	846	19
Woodward	282	102
WW Grainger Inc	205	238
XPO *	545	120
Xylem Inc/NY	1,157	137
		30,681
Information Technology — 26.3%
Accenture PLC, Cl A	2,897	518
Adobe Inc *	1,929	475
Advanced Micro Devices Inc *	7,600	2,694
Akamai Technologies Inc *	682	70
Amdocs Ltd	525	34
Amkor Technology	623	43
Amphenol Corp, Cl A	5,751	847
Analog Devices Inc	2,304	927
Appfolio, Cl A *	103	17
Apple	68,022	18,458
Applied Materials Inc	3,742	1,476
AppLovin, Cl A *	1,122	501
Arista Networks *	4,862	840
Arrow Electronics Inc *	245	46
Astera Labs *	614	120
Atlassian, Cl A *	804	55
Aurora Innovation, Cl A *	5,593	33
Autodesk Inc *	999	237

Adviser Managed Trust	7

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Avnet Inc	408	$34
Bentley Systems, Cl B	748	24
BILL Holdings *	438	17
Broadcom Inc	21,804	9,102
Cadence Design Systems Inc *	1,284	423
CCC Intelligent Solutions Holdings *	2,891	15
CDW Corp/DE	625	86
Ciena Corp *	663	350
Circle Internet Group, Cl A *	525	48
Cirrus Logic Inc *	252	41
Cisco Systems Inc	18,777	1,718
Cloudflare, Cl A *	1,473	302
Cognex Corp	782	43
Cognizant Technology Solutions Corp, Cl A	2,255	119
Coherent *	821	262
Corning	3,678	604
Crane NXT	233	10
Crowdstrike Holdings, Cl A *	1,164	519
Datadog, Cl A *	1,462	193
Dell Technologies Inc, Cl C	1,467	307
Docusign, Cl A *	955	44
Dolby Laboratories Inc, Cl A	287	18
Dropbox, Cl A *	751	18
DXC Technology Co *	853	10
Dynatrace *	1,396	51
Elastic *	431	20
Enphase Energy Inc *	605	20
Entegris Inc	713	101
EPAM Systems Inc *	260	30
Everpure, Cl A *	1,476	105
F5 *	274	89
Fair Isaac Corp *	108	111
First Solar *	483	97
Flex *	1,720	157
Fortinet Inc *	2,952	249
Gartner Inc *	321	48
Gen Digital	2,612	50
Gitlab, Cl A *	684	15
GLOBALFOUNDRIES *	588	38
Globant *	205	8
GoDaddy Inc, Cl A *	653	57
Guidewire Software Inc *	398	55
Hewlett Packard Enterprise Co	6,235	179
HP Inc	4,484	94
HubSpot Inc *	242	54
Ingram Micro Holding	46	1
Intel Corp *	20,817	1,967
International Business Machines Corp	4,387	1,013
Intuit Inc	1,285	499
IPG Photonics Corp *	119	14
Jabil Inc	485	164
Keysight Technologies *	808	283
KLA	621	1,087
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Kyndryl Holdings *	1,100	$15
Lam Research	5,923	1,527
Lattice Semiconductor Corp *	646	79
Littelfuse Inc	112	45
Lumentum Holdings *	331	299
MACOM Technology Solutions Holdings Inc *	308	87
Manhattan Associates Inc *	285	39
Marvell Technology	3,988	659
Microchip Technology Inc	2,509	233
Micron Technology Inc	5,273	2,727
Microsoft Corp	35,017	14,279
MKS Instruments Inc	319	90
Monday.com *	74	5
MongoDB, Cl A *	375	94
Monolithic Power Systems Inc	218	352
Motorola Solutions Inc	783	344
nCino *	598	10
NetApp Inc	920	102
Nutanix Inc, Cl A *	1,213	50
NVIDIA Corp	110,507	22,054
Okta, Cl A *	783	58
ON Semiconductor Corp *	1,906	192
Onto Innovation *	231	68
Oracle Corp	7,940	1,281
Palantir Technologies, Cl A *	10,304	1,433
Palo Alto Networks Inc *	3,769	676
Pegasystems Inc	413	15
Procore Technologies *	564	32
PTC Inc *	567	77
Qnity Electronics	995	140
Qorvo Inc *	379	36
QUALCOMM Inc	5,039	905
Ralliant Corp	538	24
RingCentral, Cl A	381	15
Roper Technologies	510	181
Rubrik, Cl A *	660	35
SailPoint *	286	3
Salesforce	4,297	759
Samsara, Cl A *	1,535	44
Sandisk Corp *	674	739
SentinelOne, Cl A *	1,385	20
ServiceNow Inc *	4,914	434
Skyworks Solutions Inc	729	51
Snowflake, Cl A *	1,580	216
Strategy, Cl A *	1,464	242
Super Micro Computer *	2,441	67
Synopsys Inc *	898	433
TD SYNNEX	354	81
Teledyne Technologies *	221	143
Teradata Corp *	453	12
Teradyne Inc	736	253
Texas Instruments Inc	4,286	1,205
Trimble Inc *	1,133	76

8	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Twilio, Cl A *	672	$99
Tyler Technologies Inc *	205	70
Ubiquiti	20	20
UiPath, Cl A *	2,071	21
Unity Software *	1,506	40
Universal Display Corp	209	18
VeriSign Inc	401	108
Vontier	703	25
Western Digital Corp	1,603	697
Workday Inc, Cl A *	1,023	125
Zebra Technologies Corp, Cl A *	242	55
Zoom Communications, Cl A *	1,279	124
Zscaler Inc *	479	63
		102,855
Materials — 1.7%
Air Products & Chemicals Inc	1,044	313
Albemarle Corp	559	110
Alcoa Corp	1,228	78
Amcor	2,163	82
AptarGroup Inc	311	38
Ashland	222	12
Avery Dennison	370	61
Axalta Coating Systems Ltd *	1,037	29
Ball	1,240	76
Celanese Corp, Cl A	530	36
CF Industries Holdings Inc	734	91
Cleveland-Cliffs Inc *	2,806	29
Corteva	3,231	262
CRH	3,154	374
Crown Holdings Inc	550	54
Dow Inc	3,364	136
DuPont de Nemours	1,990	91
Eagle Materials Inc	157	33
Eastman Chemical Co	546	40
Ecolab Inc	1,172	305
Element Solutions Inc	1,042	44
FMC Corp	590	9
Freeport-McMoRan	6,728	389
Graphic Packaging Holding Co	1,416	13
Holcim	946	88
Huntsman Corp	781	11
International Flavors & Fragrances Inc	1,218	86
International Paper Co	2,492	76
James Hardie Industries *	695	15
Linde	2,214	1,110
Louisiana-Pacific Corp	300	22
LyondellBasell Industries NV, Cl A	1,218	91
Martin Marietta Materials	285	176
Mosaic Co/The	1,500	35
MP Materials *	715	47
NewMarket Corp	28	19
Newmont	5,175	575
Nucor Corp	1,092	246
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Olin Corp	546	$16
Packaging Corp of America	420	90
PPG Industries Inc	1,080	117
Reliance	251	91
Royal Gold Inc	391	91
RPM International Inc	604	62
Scotts Miracle-Gro Co/The, Cl A	208	13
Sherwin-Williams Co/The	1,085	349
Silgan Holdings	420	17
Smurfit Westrock	2,477	95
Solstice Advanced Materials	765	63
Sonoco Products Co	468	23
Steel Dynamics	639	146
Vulcan Materials	628	189
Westlake	159	18
		6,682
Real Estate — 1.7%
Agree Realty Corp ‡	515	40
Alexandria Real Estate Equities Inc ‡	815	33
American Homes 4 Rent, Cl A ‡	1,624	52
American Tower, Cl A ‡	2,200	402
Americold Realty Trust ‡	1,355	17
AvalonBay Communities Inc ‡	676	124
Brixmor Property Group Inc ‡	1,447	43
BXP ‡	753	44
Camden Property Trust ‡	511	54
CBRE Group Inc, Cl A *	1,414	202
CoStar Group Inc *	1,985	69
Cousins Properties ‡	793	20
Crown Castle ‡	2,063	183
CubeSmart ‡	1,076	44
Digital Realty Trust Inc ‡	1,617	325
EastGroup Properties Inc ‡	248	50
EPR Properties ‡	355	20
Equinix Inc ‡	460	498
Equity LifeStyle Properties Inc ‡	901	57
Equity Residential ‡	1,801	118
Essex Property Trust Inc ‡	303	80
Extra Space Storage Inc ‡	1,002	144
Federal Realty Investment Trust ‡	404	45
First Industrial Realty Trust Inc ‡	608	38
Gaming and Leisure Properties Inc ‡	1,335	65
Healthcare Realty Trust, Cl A ‡	1,560	29
Healthpeak Properties ‡	3,295	53
Highwoods Properties Inc ‡	504	12
Host Hotels & Resorts Inc ‡	3,260	69
Howard Hughes Holdings *	147	9
Invitation Homes Inc ‡	2,909	84
Iron Mountain ‡	1,395	176
Jones Lang LaSalle Inc *	224	71
Kilroy Realty Corp ‡	558	19
Kimco Realty ‡	3,177	75
Lamar Advertising Co, Cl A ‡	417	57

Adviser Managed Trust	9

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Lineage ‡	336	$12
Medical Properties Trust Inc ‡	2,372	12
Mid-America Apartment Communities ‡	553	71
Millrose Properties ‡	734	22
National Storage Affiliates Trust ‡	335	14
NNN ‡	889	39
Omega Healthcare Investors Inc ‡	1,449	68
Park Hotels & Resorts ‡	934	11
Prologis Inc ‡	4,369	620
Public Storage	741	224
Rayonier Inc ‡	1,429	30
Realty Income Corp ‡	4,299	276
Regency Centers Corp ‡	859	67
Rexford Industrial Realty ‡	1,127	40
SBA Communications Corp, Cl A ‡	510	113
Simon Property Group Inc	1,522	310
STAG Industrial Inc ‡	887	34
Sun Communities Inc ‡	566	72
UDR Inc ‡	1,570	57
Ventas Inc ‡	2,192	193
VICI Properties Inc, Cl A ‡	5,128	150
Vornado Realty Trust ‡	838	25
Welltower ‡	3,239	704
Weyerhaeuser Co ‡	3,446	84
WP Carey Inc ‡	1,030	75
Zillow Group Inc, Cl A *	237	11
Zillow Group Inc, Cl C *	773	34
		6,789
Utilities — 1.8%
AES Corp/VA	3,375	49
Alliant Energy Corp	1,221	90
Ameren Corp	1,283	146
American Electric Power Co Inc	2,515	345
American Water Works	926	119
Atmos Energy Corp	768	146
CenterPoint Energy	3,098	135
Clearway Energy Inc, Cl A	165	7
Clearway Energy Inc, Cl C	387	15
CMS Energy Corp	1,453	111
Consolidated Edison Inc	1,714	191
Constellation Energy	1,468	459
Dominion Energy Inc	4,005	258
DTE Energy	985	149
Duke Energy	3,661	474
Edison International	1,812	126
Entergy Corp	2,129	251
Essential Utilities	1,310	50
Evergy Inc	1,094	91
Eversource Energy	1,783	126
Exelon Corp	4,740	218
FirstEnergy Corp	2,609	124
IDACORP Inc, Cl Rights	256	38
MDU Resources Group	964	22
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
National Fuel Gas	426	$36
NextEra Energy	9,835	963
NiSource Inc	2,290	110
NRG Energy Inc	983	153
OGE Energy	1,042	51
PG&E	10,423	173
Pinnacle West Capital Corp	566	59
PPL Corp	3,519	132
Public Service Enterprise Group	2,374	194
Sempra	3,066	292
Southern Co/The	5,187	501
Talen Energy *	216	80
UGI Corp	1,022	37
Vistra	1,588	251
WEC Energy Group	1,524	180
Xcel Energy Inc	2,822	234
		7,186

Total Common Stock
(Cost $267,339) ($ Thousands)		311,498

FOREIGN COMMON STOCK — 9.8%

Australia — 0.8%
Communication Services — 0.0%
CAR Group	686	12
REA Group	96	12
Telstra Group	7,310	28
		52
Consumer Discretionary — 0.1%
Aristocrat Leisure Ltd	1,022	35
Lottery	4,042	16
Wesfarmers Ltd	2,061	110
		161
Consumer Staples — 0.0%
Coles Group Ltd	2,436	39
Woolworths Group Ltd	2,218	55
		94
Energy — 0.0%
Santos Ltd	5,897	34
Woodside Energy Group	3,448	82
		116
Financials — 0.3%
ANZ Group Holdings	5,526	146
ASX Ltd	360	16
Commonwealth Bank of Australia	3,076	387
Insurance Australia Group	4,295	23
Macquarie Group Ltd	657	113
Medibank Pvt Ltd	5,001	17

10	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
National Australia Bank Ltd	5,561	$161
QBE Insurance Group Ltd	2,742	44
Suncorp Group Ltd	1,966	24
Washington H Soul Pattinson & Co Ltd	621	19
Westpac Banking	6,216	174
		1,124
Health Care — 0.0%
Cochlear Ltd	119	8
CSL	879	80
Pro Medicus	104	10
Sigma Healthcare	10,012	20
Sonic Healthcare	829	12
		130
Industrials — 0.1%
Brambles Ltd	2,493	41
Computershare Ltd	955	21
Qantas Airways	1,346	8
SGH	370	10
Transurban Group	5,644	57
		137
Information Technology — 0.0%
WiseTech Global	365	11

Materials — 0.3%
Anglogold Ashanti	2,363	222
BHP Group	9,339	369
Evolution Mining	3,690	33
Fortescue	3,075	44
Glencore PLC	18,619	145
Lynas Rare Earths *	1,645	23
Northern Star Resources	2,466	38
Rio Tinto Ltd	674	82
Rio Tinto PLC	2,049	206
South32	8,194	24
		1,186
Real Estate — 0.0%
Goodman Group ‡	3,688	80
Scentre Group ‡	9,458	25
Stockland ‡	4,476	13
Vicinity ‡	7,396	14
		132
Utilities — 0.0%
APA Group	2,474	19
Origin Energy Ltd	3,128	27
		46

Total Australia		3,189

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Austria — 0.0%
Energy — 0.0%
OMV	267	$19

Financials — 0.0%
BAWAG Group	141	24
Erste Group Bank AG	559	62
Raiffeisen Bank International AG	239	13
		99
Utilities — 0.0%
Verbund AG	124	9

Total Austria		127

Belgium — 0.1%
Communication Services — 0.0%
Liberty Global, Cl A *	795	9
Liberty Global, Cl C *	666	8
		17
Consumer Discretionary — 0.0%
D'ieteren Group	39	8

Consumer Staples — 0.1%
Anheuser-Busch InBev SA/NV	1,795	135
Lotus Bakeries	1	12
		147
Financials — 0.0%
Ageas	271	21
Groupe Bruxelles Lambert SA	151	14
KBC Group NV	417	55
Sofina	30	8
		98
Health Care — 0.0%
Financiere de Tubize	36	8
UCB SA	230	63
		71
Materials — 0.0%
Syensqo	133	9

Utilities — 0.0%
Elia Group, Cl B	89	15

Total Belgium		365

Adviser Managed Trust	11

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Bermuda — 0.0%
Financials — 0.0%
RenaissanceRe Holdings Ltd	209	$64

Brazil — 0.1%
Financials — 0.1%
NU Holdings, Cl A *	15,951	231
XP, Cl A	1,927	37
		268
Materials — 0.0%
Yara International ASA	301	17

Total Brazil		285

Canada — 0.1%
Consumer Discretionary — 0.1%
Restaurant Brands International	1,638	132

Financials — 0.0%
Brookfield Asset Management, Cl A	1,818	88

Industrials — 0.0%
RB Global	881	92

Utilities — 0.0%
Brookfield Renewable	642	23

Total Canada		335

Cayman Islands — 0.0%
Financials — 0.0%
Bullish *	193	7

Chile — 0.0%
Materials — 0.0%
Antofagasta PLC	716	35

China — 0.1%
Consumer Discretionary — 0.1%
Prosus	2,376	115

Consumer Staples — 0.0%
Wilmar International Ltd	3,500	10
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Financials — 0.0%
BOC Hong Kong Holdings Ltd	6,500	$37

Industrials — 0.0%
SITC International Holdings	2,000	8
Yangzijiang Shipbuilding Holdings Ltd	4,700	16
		24
Real Estate — 0.0%
Wharf Holdings Ltd/The	2,000	7

Total China		193

Czechia — 0.0%
Industrials — 0.0%
CSG NV *	365	8

Denmark — 0.2%
Consumer Discretionary — 0.0%
Pandora A/S	149	11

Consumer Staples — 0.0%
Carlsberg A/S, Cl B	173	24

Financials — 0.0%
Danske Bank A/S	1,252	64
Tryg A/S	616	15
		79
Health Care — 0.1%
Coloplast A/S, Cl B	229	14
Demant A/S *	155	5
Genmab A/S *	116	31
Novo Nordisk, Cl B	5,926	252
		302
Industrials — 0.1%
AP Moller - Maersk A/S, Cl A	5	12
AP Moller - Maersk A/S, Cl B	8	19
DSV	371	91
ROCKWOOL, Cl B	171	5
Vestas Wind Systems	1,834	56
		183

Materials — 0.0%
Novonesis Novozymes B, Cl B	640	39

12	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Utilities — 0.0%
Orsted A/S *	958	$26

Total Denmark		664

Finland — 0.1%
Communication Services — 0.0%
Elisa	258	13

Consumer Discretionary — 0.0%
Amer Sports *	677	24

Consumer Staples — 0.0%
Kesko, Cl B	496	12

Energy — 0.0%
Neste Oyj	768	26

Financials — 0.1%
Nordea Bank Abp	5,705	107
Sampo, Cl A	4,397	46
		153
Health Care — 0.0%
Orion Oyj, Cl B	197	16

Industrials — 0.0%
Kone, Cl B	617	39
Metso	1,129	20
Wartsila Abp	913	38
		97
Information Technology — 0.0%
Nokia	9,670	123

Materials — 0.0%
Stora Enso, Cl R	1,058	12
UPM-Kymmene	969	29
		41
Utilities — 0.0%
Fortum	815	20

Total Finland		525

France — 0.9%
Communication Services — 0.0%
Orange SA	3,381	70
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Publicis Groupe	416	$39
		109
Consumer Discretionary — 0.1%
Accor SA	356	18
Cie Generale des Etablissements Michelin SCA	1,217	44
Hermes International SCA	58	111
Kering	135	37
LVMH Moet Hennessy Louis Vuitton	454	243
Renault SA	349	12
Sodexo SA	161	8
		473
Consumer Staples — 0.1%
Carrefour SA	985	20
Danone SA	1,172	92
L'Oreal SA	437	188
Pernod Ricard SA	366	27
		327
Energy — 0.1%
Bollore SA	1,285	8
TotalEnergies	3,654	340
		348
Financials — 0.1%
Amundi SA	112	11
AXA SA	3,055	147
BNP Paribas SA	1,848	194
Credit Agricole SA	1,923	38
Societe Generale SA	1,261	101
		491
Health Care — 0.1%
BioMerieux	75	6
EssilorLuxottica SA	552	117
Ipsen	68	13
Sartorius Stedim Biotech	53	10
		146
Industrials — 0.2%
Aeroports de Paris	63	8
Airbus SE	1,079	222
Alstom SA *	629	13
Ayvens	644	9
Bouygues SA	344	20
Bureau Veritas	577	18
Cie de Saint-Gobain	816	75
Dassault Aviation	36	12
Eiffage SA	125	20
Getlink SE	549	12
Legrand	476	85

Adviser Managed Trust	13

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Rexel SA	406	$17
Safran SA	654	210
Thales SA	168	46
Vinci SA	899	136
		903
Information Technology — 0.0%
Capgemini SE	296	36
Dassault Systemes	1,217	27
		63
Materials — 0.1%
Air Liquide	1,067	230

Real Estate — 0.0%
Covivio ‡	101	6
Gecina SA ‡	84	7
Klepierre SA ‡	391	16
Unibail-Rodamco-Westfield ‡	221	27
		56
Utilities — 0.1%
Engie SA	3,317	109
Veolia Environnement SA	1,143	49
		158
Total France		3,304

Germany — 0.9%
Communication Services — 0.1%
CTS Eventim & KGaA	113	7
Deutsche Telekom AG	6,772	219
Scout24	136	11
		237
Consumer Discretionary — 0.1%
adidas AG	311	54
Bayerische Motoren Werke AG	526	48
Birkenstock Holding *	253	10
Continental AG	200	15
Mercedes-Benz Group	1,311	76
Zalando *	408	10
		213
Consumer Staples — 0.0%
Beiersdorf AG	180	15
Henkel AG & Co KGaA	189	13
		28
Financials — 0.2%
Allianz	701	320
Commerzbank AG	1,399	58
Deutsche Bank AG	3,361	104
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Deutsche Boerse AG	342	$105
Hannover Rueck SE	109	33
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	237	142
Talanx	117	15
		777
Health Care — 0.1%
Bayer	1,784	80
Fresenius Medical Care AG & Co KGaA	400	18
Fresenius SE & Co KGaA	767	37
Merck KGaA	235	31
Siemens Healthineers AG	614	25
		191
Industrials — 0.3%
Brenntag AG	223	16
Daimler Truck Holding	863	44
Deutsche Lufthansa AG	1,088	9
Deutsche Post	1,681	99
GEA Group AG	266	18
Hensoldt	115	10
HOCHTIEF AG	28	15
Knorr-Bremse	132	15
MTU Aero Engines AG	98	34
Rational	9	7
Rheinmetall	85	136
Siemens	1,397	415
Siemens Energy	1,426	302
		1,120
Information Technology — 0.1%
Infineon Technologies	2,371	159
Nemetschek	105	8
SAP SE	1,920	322
		489
Materials — 0.0%
BASF	1,621	104
Evonik Industries AG	465	10
Heidelberg Materials	243	54
Symrise, Cl A	241	21
		189
Real Estate — 0.0%
LEG Immobilien	135	10
Vonovia SE	1,345	36
		46
Utilities — 0.0%
E.ON SE	4,077	90

14	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
RWE AG	1,148	$84
		174
Total Germany		3,464

Guatemala — 0.0%
Communication Services — 0.0%
Millicom International Cellular	488	41

Hong Kong — 0.2%
Communication Services — 0.0%
HKT Trust & HKT Ltd	7,000	11

Consumer Staples — 0.0%
WH Group Ltd	15,000	18

Financials — 0.1%
AIA Group Ltd	19,400	213
Futu Holdings ADR	112	18
Hong Kong Exchanges & Clearing Ltd	2,200	117
Prudential PLC	4,738	71
		419
Industrials — 0.0%
MTR Corp Ltd	3,000	13
Swire Pacific Ltd, Cl A	500	6
Techtronic Industries Co Ltd	2,500	36
		55
Real Estate — 0.1%
CK Asset Holdings Ltd	3,500	22
Henderson Land Development Co Ltd	3,000	12
Hongkong Land Holdings Ltd	2,000	16
Link ‡	4,700	24
Sino Land Co Ltd	6,000	9
Sun Hung Kai Properties Ltd	2,500	44
Wharf Real Estate Investment Co Ltd	3,000	9
		136
Utilities — 0.0%
CK Infrastructure Holdings Ltd	1,000	8
CLP Holdings	3,000	29
Hong Kong & China Gas	20,000	19
Power Assets Holdings	2,500	21
		77
Total Hong Kong		716
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Indonesia — 0.0%
Industrials — 0.0%
Jardine Matheson Holdings Ltd	300	$21

Ireland — 0.0%
Consumer Staples — 0.0%
Kerry Group PLC, Cl A	300	25

Financials — 0.0%
AIB Group PLC	3,805	44
Bank of Ireland Group PLC	1,789	35
		79
Industrials — 0.0%
AerCap Holdings NV	300	43
Kingspan Group PLC	281	26
		69
Total Ireland		173

Israel — 0.1%
Financials — 0.1%
Bank Hapoalim BM	2,279	61
Bank Leumi Le-Israel	2,723	69
Israel Discount Bank, Cl A	2,233	25
Mizrahi Tefahot Bank Ltd	282	22
Phoenix Financial	410	24
		201
Health Care — 0.0%
Teva Pharmaceutical Industries ADR *	2,100	74

Industrials — 0.0%
Elbit Systems Ltd	49	41

Information Technology — 0.0%
Check Point Software Technologies *	150	17
Nice Ltd *	115	12
Nova *	53	26
Tower Semiconductor *	206	43
		98
Materials — 0.0%
ICL Group	1,406	8

Adviser Managed Trust	15

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Real Estate — 0.0%
Azrieli Group	77	$12

Total Israel		434

Italy — 0.3%
Communication Services — 0.0%
Telecom Italia *	19,485	16
Telecom Italia SpA/Milano *	11,013	10
		26
Consumer Discretionary — 0.0%
Ferrari	229	79
Moncler SpA	424	26
		105
Consumer Staples — 0.0%
Coca-Cola HBC AG	396	23
Davide Campari-Milano	1,118	8
		31
Energy — 0.0%
Eni SpA	3,715	105

Financials — 0.2%
Banca Mediolanum	406	9
Banca Monte dei Paschi di Siena	3,588	38
Banco BPM	2,063	30
BPER Banca SPA	2,655	39
FinecoBank Banca Fineco	1,111	27
Generali	1,567	70
Intesa Sanpaolo SpA	25,869	176
Poste Italiane	830	22
UniCredit SpA	2,546	197
Unipol Assicurazioni	651	17
		625
Health Care — 0.0%
Recordati Industria Chimica e Farmaceutica	209	12

Industrials — 0.0%
Leonardo SpA	735	46
Prysmian SpA	510	78
Ryanair Holdings	1,544	40
		164
Materials — 0.0%
Buzzi	140	8

Utilities — 0.1%
Enel SpA	14,769	172
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Italgas	1,113	$13
Snam SpA	3,662	29
Terna - Rete Elettrica Nazionale	2,555	31
		245
Total Italy		1,321

Japan — 2.4%
Communication Services — 0.2%
Capcom	600	13
KDDI Corp	5,300	86
Konami Group	200	24
LY	5,200	14
Nexon Co Ltd	600	10
Nintendo Co Ltd	2,000	98
NTT	54,300	53
SoftBank	52,000	73
SoftBank Group Corp	6,800	232
Toho Co Ltd/Tokyo	1,000	9
		612
Consumer Discretionary — 0.4%
Aisin	1,000	16
Asics Corp	1,300	37
Bandai Namco Holdings Inc	1,100	25
Bridgestone Corp	2,000	42
Denso Corp	3,400	41
Fast Retailing	400	188
Honda Motor Co Ltd	6,700	54
Isuzu Motors Ltd	1,000	14
Nissan Motor Co Ltd *	4,000	9
Nitori Holdings Co Ltd	700	10
Oriental Land Co Ltd/Japan	2,000	28
Pan Pacific International Holdings Corp	3,500	20
Panasonic Holdings	4,200	86
Rakuten Group *	2,700	13
Ryohin Keikaku	1,000	23
Sanrio	1,500	9
Sekisui House	1,100	24
Shimano Inc	100	10
Sony Group	11,200	224
Subaru Corp	1,100	16
Sumitomo Electric Industries	1,300	85
Suzuki Motor Corp	2,900	32
Toyota Motor Corp	17,400	334
Yamaha Motor Co Ltd	1,700	12
Zensho Holdings	200	11
ZOZO Inc	700	5
		1,368
Consumer Staples — 0.1%
Aeon Co Ltd	4,100	39
Ajinomoto Co Inc	1,600	51

16	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Asahi Group Holdings	2,600	$26
Japan Tobacco Inc	2,200	82
Kao	800	30
Kikkoman Corp	1,200	11
Kirin Holdings Co Ltd	1,400	22
MatsukiyoCocokara	600	9
Seven & i Holdings Co Ltd	4,000	48
Shiseido Co Ltd	700	14
Suntory Beverage & Food Ltd	300	9
Tsuruha Holdings Inc	500	6
Unicharm Corp	2,000	12
		359
Energy — 0.0%
ENEOS Holdings	5,000	42
Idemitsu Kosan	1,500	13
Inpex	1,600	42
		97
Financials — 0.4%
Chiba Bank Ltd/The	1,000	14
Daiichi Life Group	6,400	58
Daiwa Securities Group	2,400	23
Japan Exchange Group Inc	1,800	21
Japan Post Bank Co Ltd	3,300	57
Japan Post Holdings Co Ltd	3,200	37
Japan Post Insurance	900	9
Mitsubishi HC Capital	1,600	14
Mitsubishi UFJ Financial Group Inc	20,600	370
Mizuho Financial Group Inc	4,600	198
MS&AD Insurance Group Holdings Inc	2,300	59
Nomura Holdings Inc	5,500	44
ORIX	2,100	71
Resona Holdings Inc	3,800	47
SBI Holdings Inc/Japan	1,000	20
Sompo Holdings Inc	1,600	59
Sony Financial Group	11,200	10
Sumitomo Mitsui Financial Group Inc	6,700	236
Sumitomo Mitsui Trust Holdings Inc	1,200	40
T&D Holdings	900	22
Tokio Marine Holdings Inc	3,400	156
Yokohama Financial Group	1,900	18
		1,583
Health Care — 0.1%
Astellas Pharma Inc	3,300	47
Chugai Pharmaceutical Co Ltd	1,200	64
Daiichi Sankyo Co Ltd	3,300	53
Eisai Co Ltd	500	15
Hoya	600	112
Kyowa Hakko Kirin Co Ltd	400	6
M3 Inc *	800	8
Olympus Corp	2,100	21
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Otsuka Holdings	800	$58
Shionogi & Co Ltd	1,400	28
Sysmex Corp	900	8
Takeda Pharmaceutical Co Ltd	2,900	97
Terumo Corp	2,400	30
		547
Industrials — 0.6%
AGC Inc/Japan	400	14
ANA Holdings Inc	300	5
Central Japan Railway Co	1,400	34
Dai Nippon Printing	700	13
Daifuku Co Ltd	600	26
Daikin Industries Ltd	500	71
East Japan Railway Co	1,800	39
Ebara	800	27
FANUC	1,700	75
Fuji Electric Co Ltd	300	25
Fujikura	3,000	116
Hankyu Hanshin Holdings Inc	400	12
Hitachi Ltd	8,400	267
IHI Corp	1,900	35
ITOCHU Corp	11,000	136
Japan Airlines	300	5
Kajima Corp	800	31
Kawasaki Heavy Industries Ltd	1,500	31
Kawasaki Kisen Kaisha	600	10
Komatsu Ltd	1,700	73
Kubota	1,800	29
Makita Corp	400	15
Marubeni Corp	2,600	101
MINEBEA MITSUMI Inc	700	14
Mitsubishi Corp	5,900	189
Mitsubishi Electric Corp	3,500	140
Mitsubishi Heavy Industries Ltd	5,900	176
Mitsui & Co Ltd	4,500	169
Mitsui OSK Lines Ltd	600	23
MonotaRO Co Ltd	500	6
NIDEC CORP *	1,500	23
Nippon Yusen	800	29
Obayashi Corp	1,200	28
Recruit Holdings Co Ltd	2,600	120
Secom	800	29
Seibu Holdings Inc	400	9
Sekisui Chemical Co Ltd	700	11
Shimizu Corp	900	17
SMC Corp/Japan	100	49
Sumitomo Corp	2,000	74
Taisei	300	33
Tokyu Corp	900	10
TOPPAN Holdings	400	12
Toyota Tsusho Corp	1,300	51

Adviser Managed Trust	17

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
West Japan Railway Co	800	$14
		2,416
Information Technology — 0.4%
Advantest	1,400	261
Allegro MicroSystems *	585	28
Canon Inc	1,600	41
Disco Corp	200	95
FUJIFILM Holdings Corp	2,000	37
Fujitsu Ltd	3,200	64
Ibiden	400	34
Keyence Corp	400	183
Kioxia Holdings *	400	97
Kyocera Corp	2,300	40
Lasertec	200	55
Murata Manufacturing Co Ltd	3,000	99
NEC Corp	2,400	64
Nomura Research Institute Ltd	700	19
Obic Co Ltd	600	16
Oracle Corp Japan	100	6
Otsuka Corp	400	7
Renesas Electronics Corp	3,300	67
SCREEN Holdings	400	26
Shimadzu Corp	400	9
TDK Corp	3,500	64
TIS	400	9
Tokyo Electron Ltd	800	236
Yokogawa Electric Corp	400	14
		1,571
Materials — 0.1%
Asahi Kasei	2,200	22
JFE Holdings Inc	1,000	11
JX Advanced Metals	1,000	31
Mitsubishi Chemical Group	2,500	15
Nippon Paint Holdings Co Ltd	1,700	11
Nippon Sanso Holdings	300	10
Nippon Steel Corp	9,000	33
Nitto Denko Corp	1,300	25
Shin-Etsu Chemical	3,100	142
Sumitomo Metal Mining Co Ltd	500	31
Toray Industries Inc	2,500	18
		349
Real Estate — 0.1%
Daito Trust Construction Co Ltd	500	11
Daiwa House Industry	1,000	30
Hulic Co Ltd	800	9
Mitsubishi Estate Co Ltd	1,900	54
Mitsui Fudosan Co Ltd	4,800	53
Nippon Building Fund ‡	14	12
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Sumitomo Realty & Development	1,200	$37
		206
Utilities — 0.0%
Chubu Electric Power Co Inc	1,200	21
Kansai Electric Power Co Inc/The	1,700	27
Osaka Gas Co Ltd	700	25
Tokyo Gas	600	25
		98
Total Japan		9,206

Kazakhstan — 0.0%
Financials — 0.0%
Freedom Holding *	84	13

Luxembourg — 0.0%
Financials — 0.0%
CVC Capital Partners	386	6

Health Care — 0.0%
Eurofins Scientific	215	15

Materials — 0.0%
ArcelorMittal	779	45

Total Luxembourg		66

Macao — 0.0%
Consumer Discretionary — 0.0%
Galaxy Entertainment Group Ltd	4,000	17
Sands China Ltd	4,400	9
		26
Mexico — 0.0%
Materials — 0.0%
Fresnillo PLC	402	18
Southern Copper Corp	398	68
		86
Netherlands — 0.5%
Communication Services — 0.0%
Koninklijke KPN NV	7,062	38
Universal Music Group	1,998	42
		80
Consumer Staples — 0.1%
Heineken	523	41
Heineken Holding NV	235	16

18	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Koninklijke Ahold Delhaize	1,658	$78
Magnum Ice Cream NV *	891	13
		148
Financials — 0.1%
ABN AMRO Group NV	1,059	37
Adyen NV *	46	52
ASR Nederland	269	20
Euronext	142	24
EXOR	161	12
ING Groep NV	5,336	154
NN Group NV	488	43
		342
Health Care — 0.0%
Argenx *	111	87
Koninklijke Philips NV	1,511	40
		127
Industrials — 0.0%
Randstad NV	197	6
Wolters Kluwer NV	433	34
		40
Information Technology — 0.3%
ASM International	85	83
ASML Holding NV	712	1,029
BE Semiconductor Industries	147	43
Nebius Group, Cl A *	400	55
		1,210
Materials — 0.0%
Akzo Nobel NV	310	18

Total Netherlands		1,965

New Zealand — 0.0%
Financials — 0.0%
Infratil	1,681	12

Health Care — 0.0%
Fisher & Paykel Healthcare Corp Ltd	1,065	23

Industrials — 0.0%
Auckland International Airport Ltd	3,126	15

Information Technology — 0.0%
Xero *	297	18
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Utilities — 0.0%
Contact Energy	1,594	$9
Meridian Energy Ltd	2,477	8
		17
Total New Zealand		85

Norway — 0.1%
Communication Services — 0.0%
Telenor ASA	1,118	18

Consumer Staples — 0.0%
Mowi ASA	845	19
Orkla ASA	1,273	16
Salmar	121	7
		42
Energy — 0.1%
Aker BP ASA	574	22
Equinor	1,401	57
		79

Financials — 0.0%
DNB Bank	1,626	49
Gjensidige Forsikring ASA	363	10
		59
Industrials — 0.0%
Kongsberg Gruppen	799	27

Materials — 0.0%
Norsk Hydro ASA	2,554	28

Total Norway		253

Poland — 0.0%
Industrials — 0.0%
InPost *	409	7

Portugal — 0.0%
Consumer Staples — 0.0%
Jeronimo Martins SGPS SA	514	12

Energy — 0.0%
Galp Energia SGPS	758	18

Financials — 0.0%
Banco Comercial Portugues, Cl R	15,098	16

Adviser Managed Trust	19

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Utilities — 0.0%
EDP	5,698	$31

Total Portugal		77

Puerto Rico — 0.0%
Financials — 0.0%
Popular Inc	322	48

Singapore — 0.2%
Communication Services — 0.0%
Singapore Telecommunications	13,500	49

Consumer Discretionary — 0.0%
Sea Ltd ADR *	694	59

Financials — 0.1%
DBS Group Holdings Ltd	3,900	180
Oversea-Chinese Banking Corp Ltd	6,100	105
Singapore Exchange Ltd	1,600	27
United Overseas Bank Ltd	2,300	65
		377
Industrials — 0.1%
Grab Holdings, Cl A *	4,300	17
Keppel Corp Ltd	2,600	22
Singapore Airlines Ltd	2,700	13
Singapore Technologies Engineering	2,800	24
		76
Information Technology — 0.0%
STMicroelectronics	1,229	67

Real Estate — 0.0%
CapitaLand Ascendas ‡	6,800	13
CapitaLand Integrated Commercial Trust ‡	10,600	20
CapitaLand Investment	4,300	10
Keppel REIT ‡	289	—
		43
Utilities — 0.0%
Sembcorp Industries Ltd	1,600	8

Total Singapore		679
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
South Africa — 0.0%
Materials — 0.0%
Anglo American	2,033	$101

South Korea — 0.0%
Consumer Discretionary — 0.0%
Coupang, Cl A *	6,102	122
Delivery Hero, Cl A *	347	8
		130
Spain — 0.4%
Communication Services — 0.0%
Cellnex Telecom	898	30
Telefonica SA	6,692	30
		60
Consumer Discretionary — 0.1%
Amadeus IT Group SA, Cl A	818	47
Industria de Diseno Textil SA	1,981	119
		166
Energy — 0.0%
Repsol SA	2,102	57

Financials — 0.2%
Banco Bilbao Vizcaya Argentaria SA	10,465	231
Banco de Sabadell SA	9,783	38
Banco Santander SA	27,036	330
Bankinter SA	1,224	20
CaixaBank SA	7,166	91
Mapfre SA	1,678	8
		718
Health Care — 0.0%
Grifols	542	6

Industrials — 0.0%
ACS Actividades de Construccion y Servicios	331	48
Aena SME	1,362	37
		85
Information Technology — 0.0%
Indra Sistemas	145	8

Utilities — 0.1%
Acciona	45	13
EDP Renovaveis	573	10
Endesa SA	577	26
Iberdrola	11,840	277

20	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Naturgy Energy Group	474	$15
Redeia	737	13
		354
Total Spain		1,454

Sweden — 0.3%
Communication Services — 0.0%
Tele2 AB, Cl B	994	20
Telia Co AB	4,284	23
		43

Consumer Discretionary — 0.0%
Evolution	269	19
H & M Hennes & Mauritz, Cl B	1,029	18
		37

Consumer Staples — 0.0%
Essity AB, Cl B	1,094	29

Financials — 0.1%
EQT AB	897	29
Industrivarden AB, Cl A	216	11
Industrivarden AB, Cl C	281	15
Investor, Cl B	3,309	134
L E Lundbergforetagen AB, Cl B	138	8
Skandinaviska Enskilda Banken AB, Cl A	2,881	57
Svenska Handelsbanken AB, Cl A	2,649	38
Swedbank AB, Cl A	1,542	54
		346
Health Care — 0.0%
Swedish Orphan Biovitrum *	356	17

Industrials — 0.2%
AddTech, Cl B	472	17
Alfa Laval	525	32
Assa Abloy AB, Cl B	1,820	70
Atlas Copco, Cl A	4,877	94
Atlas Copco, Cl B	2,834	48
Beijer Ref, Cl B	699	10
Epiroc, Cl A	1,197	34
Epiroc, Cl B	708	18
Indutrade	496	11
Investment Latour, Cl B	269	6
Lifco, Cl B	423	13
Nibe Industrier, Cl B	2,752	12
Saab, Cl B	582	35
Sandvik AB	1,936	81
Securitas AB, Cl B	893	15
Skanska AB, Cl B	618	17
SKF AB, Cl B	619	16

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Trelleborg, Cl B	368	$15
Verisure *	472	6
Volvo AB, Cl B	2,884	100
		650

Information Technology — 0.0%
Hexagon, Cl B	3,770	41
Telefonaktiebolaget LM Ericsson, Cl B	5,044	60
		101

Materials — 0.0%
Boliden	516	27
Holmen, Cl B	138	5
Svenska Cellulosa, Cl B	1,103	12
		44

Real Estate — 0.0%
Fastighets Balder, Cl B *	1,304	8
Sagax, Cl B	399	8
		16
Total Sweden		1,283

Switzerland — 0.8%
Communication Services — 0.0%
Swisscom AG	47	40

Consumer Discretionary — 0.1%
Avolta	160	9
Cie Financiere Richemont SA, Cl A	976	187
On Holding, Cl A *	1,047	37
Swatch Group	53	13
		246

Consumer Staples — 0.0%
Barry Callebaut	6	9
Chocoladefabriken Lindt & Spruengli AG	4	49
		58

Financials — 0.2%
Banque Cantonale Vaudoise	55	9
Helvetia Baloise Holding	143	39
Julius Baer Group Ltd	374	31
Partners Group Holding AG	41	44
Swiss Life Holding AG	52	61
UBS Group	5,766	255
Zurich Insurance Group AG	276	192
		631

Health Care — 0.3%
Galderma Group	296	62
Lonza Group AG	131	80
Novartis AG	3,474	513

Adviser Managed Trust	21

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Roche Holding	1,284	$523
Sandoz Group	759	61
Sonova Holding AG	92	20
Straumann Holding	203	22
		1,281

Industrials — 0.1%
ABB Ltd	2,872	290
Belimo Holding	18	16
Geberit	61	41
Kuehne + Nagel International AG	88	21
Schindler Holding	117	40
SGS	303	33
VAT Group	49	37
		478

Information Technology — 0.0%
Logitech International	276	27

Materials — 0.1%
DSM-Firmenich	338	25
EMS-Chemie Holding AG	13	11
Givaudan	17	61
Sika AG	277	51
		148

Real Estate — 0.0%
Swiss Prime Site AG	146	25

Utilities — 0.0%
BKW	38	8

Total Switzerland		2,942

United Kingdom — 1.2%
Communication Services — 0.0%
Airtel Africa	1,666	8
Auto Trader Group PLC	1,596	11
BT Group PLC, Cl A	10,848	32
Informa PLC	2,395	26
Vodafone Group PLC	36,219	57
		134

Consumer Discretionary — 0.1%
Barratt Redrow	2,494	9
Compass Group PLC	3,082	87
Entain PLC	1,103	8
JD Sports Fashion	4,704	4
Kingfisher PLC	3,238	13
Next PLC	212	37
Pearson PLC	1,084	16
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Whitbread PLC	321	$10
		184
Consumer Staples — 0.2%
Associated British Foods PLC	592	15
British American Tobacco PLC	3,970	233
Coca-Cola Europacific Partners	400	38
Diageo PLC	4,041	82
Imperial Brands PLC	1,420	54
J Sainsbury PLC	3,192	14
Marks & Spencer Group	3,732	17
Reckitt Benckiser Group	1,188	75
Tesco PLC	11,668	76
Unilever	4,012	234
		838

Energy — 0.0%
TechnipFMC	1,872	142

Financials — 0.4%
3i Group PLC	1,843	64
Admiral Group PLC	473	22
Aviva	5,545	47
Barclays PLC	25,289	148
HSBC Holdings PLC	31,549	580
Legal & General Group PLC	10,663	37
Lloyds Banking Group PLC	109,217	148
London Stock Exchange Group PLC	865	112
M&G PLC	4,148	17
NatWest Group	14,668	117
Schroders	1,316	10
Standard Chartered PLC	3,507	89
Standard Life	1,275	13
Wise, Cl A *	1,210	17
		1,421

Health Care — 0.2%
AstraZeneca PLC	2,833	537
GSK	7,474	196
Smith & Nephew PLC	1,511	23
		756

Industrials — 0.2%
BAE Systems PLC	5,470	152
Bunzl PLC	595	20
CK Hutchison Holdings Ltd	5,000	42
International Consolidated Airlines Group SA	2,257	11
Intertek Group PLC	291	19
Melrose Industries	2,316	15
RELX PLC	3,354	122
Rentokil Initial PLC	4,584	31

22	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Rolls-Royce Holdings PLC	15,394	$247
Smiths Group PLC	609	21
Spirax Group	134	13
		693

Information Technology — 0.0%
Halma PLC	689	42
Sage Group PLC/The	1,783	21
		63

Materials — 0.0%
Endeavour Mining PLC	351	21

Real Estate — 0.0%
Land Securities Group PLC ‡	1,285	10
Segro PLC ‡	2,335	22
		32

Utilities — 0.1%
Centrica PLC	9,127	27
National Grid PLC	9,020	161
Severn Trent PLC	491	22
SSE PLC	2,211	79
United Utilities Group PLC	1,238	24
		313
Total United Kingdom		4,597

Total Foreign Common Stock
(Cost $33,071) ($ Thousands)		38,289
Description	Shares	Market Value ($ Thousands)
EXCHANGE-TRADED FUND — 0.0%

Equity — 0.0%
SPDR S&P 500 ETF Trust	180	$129

Total Exchange-Traded Fund
(Cost $75) ($ Thousands)		129

PREFERRED STOCK — 0.0%

Consumer Discretionary — 0.0%
Bayerische Motoren Werke AG (A)	102	10
Dr Ing hc F Porsche (A)	207	10
Porsche Automobil Holding SE (A)	278	10
Volkswagen AG (A)	374	38
		68

Consumer Staples — 0.0%
Henkel AG & Co KGaA (A)	307	22

Health Care — 0.0%
Sartorius AG (A)	48	12

Total Preferred Stock
(Cost $109) ($ Thousands)		102

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Institutional Class
3.530%**†	3,096,454	3,096
Total Cash Equivalent
(Cost $3,096) ($ Thousands)		3,096
Total Investments in Securities — 90.3%
(Cost $303,690) ($ Thousands)		$353,114

A list of the open futures contracts held by the Fund at April 30, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
MSCI EAFE Index	67	Jun-2026	$9,796	$10,204	$408
MSCI Emerging Markets Index	166	Jun-2026	12,319	13,563	1,244
Russell 2000 Index E-Mini	101	Jun-2026	12,639	14,180	1,541
S&P 500 Index E-Mini	8	Jun-2026	2,810	2,898	88
			$37,564	$40,845	$3,281

Adviser Managed Trust	23

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Diversified Equity Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended April 30, 2026 ($ Thousands):

Security Description	Value 7/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 4/30/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$2,588	$19,033	$(18,525)	$—	$—	$3,096	$102	$—

Percentages are based on Net Assets of $391,047 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of April 30, 2026.

†	Investment in Affiliated Security.

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

‡	Real Estate Investment Trust.

(A)	No interest rate available.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

Ltd. — Limited

PLC — Public Limited Company

S&P— Standard & Poor's

SPDR — Standard & Poor's Depository Receipt

24	Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Enhanced Fixed Income Fund

Description	Shares	Market Value ($ Thousands)
EXCHANGE-TRADED FUNDS — 97.5%
FIXED INCOME — 97.5%
SPDR Bloomberg Emerging Markets USD Bond ETF (1)	920,279	$23,283
SPDR Portfolio High Yield Bond ETF (1)	996,466	23,467

Total Exchange-Traded Funds
(Cost $46,050) ($ Thousands)		46,750

CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund, Institutional Class
3.530%**†	711,815	712
Total Cash Equivalent
(Cost $712) ($ Thousands)		712
Total Investments in Securities — 99.0%
(Cost $46,762) ($ Thousands)		$47,462

The following is a summary of the Fund’s transactions with affiliates for the period ended April 30, 2026 ($ Thousands):

Security Description	Value 7/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 4/30/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$26	$4,028	$(3,342)	$—	$—	$712	$10	$—

Percentages are based on Net Assets of $47,930 ($ Thousands).
†	Investment in Affiliated Security.
**	The rate reported is the 7-day effective yield as of April 30, 2026.
(1)	Represents greater than 10% of the Fund’s total investments. For further information, please go to the Fund’s website at https://www.SEC.gov.

ETF — Exchange-Traded Fund
SPDR — Standard & Poor's Depository Receipt
USD — U.S. Dollar

Adviser Managed Trust	25

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 45.7%
U.S. Treasury Bonds
5.000%, 05/15/2045	$675	$678
4.875%, 08/15/2045	400	395
4.750%, 11/15/2043	4,500	4,406
4.750%, 02/15/2045	1,600	1,558
4.750%, 11/15/2053	3,450	3,313
4.750%, 05/15/2055	500	481
4.750%, 08/15/2055	450	433
4.750%, 02/15/2056	500	481
4.625%, 11/15/2044	200	192
4.625%, 11/15/2045	475	454
4.625%, 02/15/2046	550	525
4.625%, 05/15/2054	120	113
4.625%, 02/15/2055	500	471
4.625%, 11/15/2055	475	448
4.500%, 11/15/2054	600	553
4.375%, 05/15/2041	300	287
4.375%, 08/15/2043	2,100	1,965
4.250%, 02/15/2054	500	442
4.250%, 08/15/2054	400	354
3.625%, 05/15/2053	100	79
3.000%, 08/15/2052	300	210
2.875%, 05/15/2049	200	141
2.875%, 05/15/2052	200	137
2.250%, 05/15/2041	500	362
2.250%, 02/15/2052	250	149
1.875%, 02/15/2051	300	164
1.375%, 11/15/2040	200	128
U.S. Treasury Notes
4.625%, 06/15/2027	500	504
4.625%, 04/30/2029	400	408
4.625%, 04/30/2031	500	513
4.625%, 05/31/2031	500	513
4.625%, 02/15/2035	1,350	1,378
4.500%, 05/15/2027	300	302
4.500%, 11/15/2033	1,550	1,575
4.375%, 07/15/2027	500	503
4.375%, 11/30/2028	500	506
4.375%, 12/31/2029	500	507
4.375%, 01/31/2032	1,000	1,013
4.375%, 05/15/2034	800	805
4.250%, 02/28/2029	650	656
4.250%, 01/31/2030	500	505
4.250%, 02/28/2031	300	303
4.250%, 06/30/2031	1,000	1,009
4.250%, 03/31/2033	400	401
4.250%, 11/15/2034	300	299
4.250%, 05/15/2035	300	298
4.250%, 08/15/2035	700	694
4.125%, 07/31/2028	500	502
4.125%, 03/31/2029	400	402
4.125%, 11/30/2029	500	503
4.125%, 02/29/2032	500	500
Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
4.000%, 12/15/2027	$500	$501
4.000%, 01/31/2029	5,500	5,512
4.000%, 07/31/2029	500	501
4.000%, 03/31/2030	2,000	2,002
4.000%, 01/31/2031	4,950	4,944
4.000%, 06/30/2032	1,000	992
4.000%, 07/31/2032	400	397
4.000%, 01/31/2033	1,000	989
4.000%, 11/15/2035	500	485
3.875%, 07/31/2027	1,400	1,400
3.875%, 10/15/2027	500	500
3.875%, 03/15/2028	400	400
3.875%, 03/31/2028	1,300	1,300
3.875%, 07/15/2028	1,200	1,200
3.875%, 04/30/2031	1,300	1,291
3.875%, 08/31/2032	300	295
3.875%, 08/15/2033	200	196
3.875%, 08/15/2034	600	582
3.750%, 06/30/2027	600	600
3.750%, 08/15/2027	500	499
3.750%, 04/15/2028	3,000	2,992
3.750%, 12/31/2028	3,500	3,486
3.750%, 12/31/2030	3,250	3,213
3.750%, 08/31/2031	400	394
3.750%, 10/31/2032	1,000	976
3.750%, 11/30/2032	500	488
3.750%, 02/28/2033	1,600	1,558
3.625%, 08/15/2028	2,000	1,988
3.625%, 08/31/2029	500	495
3.625%, 03/31/2030	200	197
3.625%, 09/30/2031	500	489
3.500%, 10/15/2028	2,700	2,675
3.500%, 12/15/2028	100	99
3.500%, 02/15/2033	300	288
3.375%, 09/15/2027	500	497
3.375%, 11/30/2027	200	198
3.375%, 12/31/2027	3,150	3,124
3.375%, 02/29/2028	2,600	2,577
3.375%, 09/15/2028	300	296
2.875%, 05/15/2028	250	245

Total U.S. Treasury Obligations
(Cost $85,678) ($Thousands)		84,379

CORPORATE OBLIGATIONS — 25.2%
Communication Services — 1.7%
Alphabet
5.500%, 02/15/2046	100	98
4.800%, 02/15/2036	45	45
4.700%, 11/15/2035	60	59
4.500%, 05/15/2035	100	98

26	Adviser Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
AT&T
5.400%, 02/15/2034	$250	$255
3.650%, 06/01/2051	375	255
Charter Communications Operating
5.850%, 12/01/2035	150	146
5.250%, 04/01/2053	200	155
Comcast
5.350%, 05/15/2053	150	132
4.550%, 01/15/2029	250	251
Meta Platforms
5.625%, 11/15/2055	50	46
5.500%, 11/15/2045	100	93
5.400%, 08/15/2054	120	107
5.250%, 05/15/2036	60	60
4.875%, 11/15/2035	50	49
4.750%, 08/15/2034	25	24
4.300%, 08/15/2029	30	30
Rogers Communications
4.550%, 03/15/2052	100	79
T-Mobile USA
5.125%, 05/15/2032	150	152
4.850%, 01/15/2029	250	252
Verizon Communications
5.000%, 01/15/2036	50	49
3.400%, 03/22/2041	350	268
2.100%, 03/22/2028	250	240
Walt Disney
7.750%, 12/01/2045	200	247
		3,190
Consumer Discretionary — 1.5%
Amazon.com
5.800%, 03/13/2056	30	29
4.875%, 03/13/2036	30	30
4.650%, 11/20/2035	100	97
4.250%, 03/13/2031	35	35
4.000%, 03/13/2029	250	248
2.875%, 05/12/2041	150	111
American Honda Finance MTN
5.050%, 07/10/2031	100	101
4.900%, 07/09/2027	30	30
4.450%, 10/22/2027	100	100
AutoZone
5.125%, 06/15/2030	100	102
Council of Europe Development Bank
4.500%, 01/15/2030	80	81
Expedia Group
5.500%, 04/15/2036	75	73
Ford Motor Credit
6.050%, 03/05/2031	250	254
General Motors Financial
5.900%, 01/07/2035	200	205
5.400%, 05/08/2027	100	101
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Home Depot
3.950%, 09/15/2030	$125	$124
3.300%, 04/15/2040	150	120
Lowe's
5.000%, 04/15/2033	100	101
2.800%, 09/15/2041	150	106
Marriott International
5.300%, 05/15/2034	100	101
McDonald's
5.450%, 08/14/2053	150	142
O'Reilly Automotive
5.100%, 03/12/2036	100	99
President and Fellows of Harvard College
4.887%, 03/15/2030	100	102
PulteGroup
4.250%, 03/01/2031	50	49
Starbucks
5.000%, 02/15/2034	100	100
Toyota Motor Credit MTN
4.800%, 01/05/2034	200	200
		2,841
Consumer Staples — 1.5%
Altria Group
4.875%, 02/04/2028	100	101
Anheuser-Busch InBev Worldwide
3.500%, 06/01/2030	250	242
BAT Capital
7.079%, 08/02/2043	300	331
Campbell's
4.750%, 03/23/2035	40	37
Coca-Cola
2.875%, 05/05/2041	100	76
Constellation Brands
4.800%, 01/15/2029	250	252
JBS
6.500%, 12/01/2052	250	251
Keurig Dr Pepper
4.600%, 05/15/2030	100	99
Kraft Heinz Foods
5.200%, 03/15/2032	100	101
Kroger
5.000%, 09/15/2034	125	124
Mondelez International
4.250%, 05/06/2028	100	100
PepsiCo
5.250%, 07/17/2054	100	95
4.500%, 07/17/2029	100	101
Pepsico Singapore Financing I Pte
4.550%, 02/16/2029	150	151
Philip Morris International
5.125%, 02/15/2030	250	255

Adviser Managed Trust	27

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Procter & Gamble
4.350%, 01/29/2029	$150	$152
Target
5.000%, 04/15/2035	125	125
Walmart
4.500%, 04/15/2053	200	173
		2,766
Energy — 1.7%
BP Capital Markets America
4.989%, 04/10/2034	250	252
Canadian Natural Resources
2.950%, 07/15/2030	75	71
Chevron USA
4.850%, 10/15/2035	100	100
ConocoPhillips
5.000%, 01/15/2035	100	100
Devon Energy
5.200%, 09/15/2034	100	100
Diamondback Energy
5.400%, 04/18/2034	100	102
Enbridge
6.700%, 11/15/2053	250	271
Energy Transfer
5.950%, 05/15/2054	250	236
Enterprise Products Operating
4.950%, 02/15/2035	100	100
4.850%, 01/31/2034	200	200
Exxon Mobil
4.227%, 03/19/2040	200	181
Kinder Morgan
5.000%, 02/01/2029	200	203
MPLX
5.500%, 06/01/2034	85	86
Occidental Petroleum
5.550%, 10/01/2034	100	102
ONEOK
6.625%, 09/01/2053	250	257
Phillips 66
5.300%, 06/30/2033	125	128
Shell Finance US
4.125%, 05/11/2035	100	95
3.250%, 04/06/2050	150	102
Targa Resources
5.550%, 08/15/2035	100	101
TotalEnergies Capital
5.275%, 09/10/2054	100	94
Williams
4.900%, 03/15/2029	250	253
		3,134
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Financials — 8.3%
African Development Bank MTN
3.875%, 06/12/2028	$140	$140
Ally Financial
5.543%, SOFRINDX + 1.730%, 01/17/2031 (A)	55	56
American Express
5.284%, SOFR + 1.420%, 07/26/2035 (A)	200	203
American International Group
4.850%, 05/07/2030	100	101
Aon North America
5.150%, 03/01/2029	100	102
Ares Capital
5.875%, 03/01/2029	200	202
Arthur J Gallagher
5.150%, 02/15/2035	75	74
Asian Development Bank MTN
4.500%, 08/25/2028	200	203
4.250%, 01/14/2036	165	163
Asian Infrastructure Investment Bank
4.500%, 05/21/2035	80	81
Bank of America
5.744%, SOFR + 1.697%, 02/12/2036 (A)	270	275
5.288%, SOFR + 1.910%, 04/25/2034 (A)	200	203
5.202%, SOFR + 1.630%, 04/25/2029 (A)	250	254
4.623%, SOFR + 1.110%, 05/09/2029 (A)	100	100
Bank of America MTN
2.676%, SOFR + 1.930%, 06/19/2041 (A)	150	108
Bank of Montreal
4.640%, SOFR + 1.250%, 09/10/2030 (A)	100	100
Bank of New York Mellon MTN
4.890%, SOFR + 0.840%, 07/21/2028 (A)	100	101
Bank of Nova Scotia
4.932%, SOFR + 0.890%, 02/14/2029 (A)	100	101
4.247%, SOFR + 0.730%, 02/02/2030 (A)	149	148
Barclays
6.224%, SOFR + 2.980%, 05/09/2034 (A)	250	264
Berkshire Hathaway Finance
2.875%, 03/15/2032	100	93
BlackRock Funding
5.250%, 03/14/2054	100	94

28	Adviser Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Blackstone Private Credit Fund
6.000%, 11/22/2034	$50	$47
Blackstone Secured Lending Fund
5.125%, 01/31/2031	75	72
Canadian Imperial Bank of Commerce
5.260%, 04/08/2029	65	66
Capital One Financial
7.624%, SOFR + 3.070%, 10/30/2031 (A)	250	276
Charles Schwab
5.853%, SOFR + 2.500%, 05/19/2034 (A)	200	210
Chubb INA Holdings MTN
5.000%, 03/15/2034	65	65
Citigroup
6.174%, SOFR + 2.661%, 05/25/2034 (A)	100	104
5.592%, H15T5Y + 1.280%, 11/19/2034 (A)	200	203
4.952%, SOFR + 1.463%, 05/07/2031 (A)	100	101
2.904%, SOFR + 1.379%, 11/03/2042 (A)	100	72
Corebridge Financial
6.050%, 09/15/2033	100	105
Deutsche Bank NY
6.819%, SOFR + 2.510%, 11/20/2029 (A)	200	210
European Investment Bank
4.250%, 02/08/2036	40	40
4.000%, 02/15/2029	250	250
3.750%, 03/13/2031	100	99
3.750%, 02/14/2033	200	194
Fidelity National Information Services
4.800%, 03/10/2031	25	25
Fiserv
5.150%, 08/12/2034	100	97
Global Payments
5.550%, 11/15/2035	100	96
Goldman Sachs Group
6.561%, SOFR + 1.950%, 10/24/2034 (A)	100	109
6.484%, SOFR + 1.770%, 10/24/2029 (A)	250	261
5.561%, SOFR + 1.580%, 11/19/2045 (A)	50	48
5.541%, SOFR + 1.320%, 01/21/2047 (A)	50	48
5.536%, SOFR + 1.380%, 01/28/2036 (A)	25	25
5.387%, H15T5Y + 1.180%, 02/02/2041 (A)	30	29
5.016%, SOFR + 1.420%, 10/23/2035 (A)	80	79
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.436%, SOFR + 1.632%, 02/24/2043 (A)	$150	$114
HSBC Holdings
6.547%, SOFR + 2.980%, 06/20/2034 (A)	200	212
5.790%, SOFR + 1.880%, 05/13/2036 (A)	200	207
5.546%, SOFR + 1.460%, 03/04/2030 (A)	50	51
ING Groep
5.525%, SOFR + 1.610%, 03/25/2036 (A)	200	203
Inter-American Development Bank
4.375%, 07/17/2034	100	100
Inter-American Development Bank MTN
4.375%, 07/16/2035	150	150
Intercontinental Exchange
5.250%, 06/15/2031	30	31
3.950%, 12/01/2028	40	39
International Bank for Reconstruction & Development
4.750%, 11/14/2033	100	103
4.000%, 01/10/2031	200	200
3.500%, 07/12/2028	250	248
3.500%, 10/28/2030	100	98
International Bank for Reconstruction & Development MTN
4.625%, 01/15/2032	80	82
International Finance MTN
4.250%, 07/02/2029	160	161
JPMorgan Chase
5.572%, SOFR + 1.680%, 04/22/2036 (A)	100	103
5.534%, SOFR + 1.550%, 11/29/2045 (A)	35	34
5.502%, SOFR + 1.315%, 01/24/2036 (A)	35	36
5.336%, SOFR + 1.620%, 01/23/2035 (A)	100	101
5.012%, SOFR + 1.310%, 01/23/2030 (A)	250	253
4.979%, SOFR + 0.930%, 07/22/2028 (A)	100	101
4.603%, SOFR + 1.040%, 10/22/2030 (A)	75	75
4.347%, SOFR + 0.840%, 01/22/2032 (A)	375	369
3.109%, TSFR3M + 2.460%, 04/22/2041 (A)	150	115
KeyCorp
6.401%, SOFRINDX + 2.420%, 03/06/2035 (A)	100	106
Korea Development Bank
4.500%, 02/15/2029	200	202

Adviser Managed Trust	29

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Kreditanstalt fuer Wiederaufbau
4.125%, 07/15/2033	$150	$149
4.000%, 03/15/2029	250	250
Lloyds Banking Group
5.668%, H15T1Y + 0.820%, 02/10/2047 (A)	200	195
Marsh & McLennan
5.700%, 09/15/2053	250	244
Mastercard
4.875%, 05/09/2034	100	101
MetLife
5.375%, 07/15/2033	250	259
Mitsubishi UFJ Financial Group
5.441%, H15T1Y + 1.630%, 02/22/2034 (A)	200	205
5.422%, H15T1Y + 1.380%, 02/22/2029 (A)	200	203
Mizuho Financial Group
5.778%, H15T1Y + 1.650%, 07/06/2029 (A)	200	205
Morgan Stanley
5.900%, SOFR + 1.782%, 03/13/2047 (A)	80	80
5.314%, H15T5Y + 1.170%, 01/18/2041 (A)	201	196
5.173%, SOFR + 1.450%, 01/16/2030 (A)	250	253
5.042%, SOFR + 1.215%, 07/19/2030 (A)	100	101
4.809%, SOFRINDX + 1.180%, 04/16/2032 (A)	35	35
4.654%, SOFR + 1.100%, 10/18/2030 (A)	200	200
3.217%, SOFR + 1.485%, 04/22/2042 (A)	50	38
Morgan Stanley MTN
5.942%, H15T5Y + 1.800%, 02/07/2039 (A)	100	103
Nasdaq
5.950%, 08/15/2053	100	101
NatWest Group
4.964%, H15T1Y + 1.220%, 08/15/2030 (A)	200	202
Nomura Holdings
6.070%, 07/12/2028	200	206
PNC Financial Services Group
5.373%, SOFR + 1.417%, 07/21/2036 (A)	150	151
Prudential Financial MTN
5.200%, 03/14/2035	45	45
S&P Global
3.900%, 03/01/2062	150	107
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Santander UK Group Holdings
5.694%, SOFRINDX + 1.524%, 04/15/2031 (A)	$100	$103
Sumisho Air Lease
4.850%, 03/24/2031 (B)	100	99
Sumitomo Mitsui Financial Group
5.836%, 07/09/2044	100	99
3.050%, 01/14/2042	200	149
Toronto-Dominion Bank MTN
5.523%, 07/17/2028	200	205
Truist Financial MTN
5.153%, SOFR + 1.571%, 08/05/2032 (A)	100	101
US Bancorp
5.775%, SOFR + 2.020%, 06/12/2029 (A)	250	257
Visa
4.150%, 12/14/2035	125	120
Wells Fargo
5.244%, SOFR + 1.110%, 01/24/2031 (A)	185	188
5.150%, SOFR + 1.500%, 04/23/2031 (A)	40	41
3.068%, SOFR + 2.530%, 04/30/2041 (A)	150	113
Wells Fargo MTN
5.198%, SOFR + 1.500%, 01/23/2030 (A)	250	254
4.611%, SOFR + 2.130%, 04/25/2053 (A)	100	83
Westpac Banking
5.535%, 11/17/2028	250	258
		15,290
Health Care — 2.7%
Abbott Laboratories
5.500%, 03/15/2056	100	97
4.900%, 11/30/2046	100	91
4.650%, 03/15/2036	70	68
AbbVie
5.050%, 03/15/2034	50	51
4.750%, 03/15/2036	15	14
4.050%, 11/21/2039	250	219
Amgen
5.600%, 03/02/2043	100	99
5.150%, 03/02/2028	250	253
Astrazeneca Finance
5.000%, 02/26/2034	35	36
4.850%, 02/26/2029	65	66
Baxter International
5.650%, 12/15/2035	100	98
Becton Dickinson
5.110%, 02/08/2034	100	101

30	Adviser Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bristol-Myers Squibb
5.200%, 02/22/2034	$20	$20
3.550%, 03/15/2042	250	198
Cardinal Health
5.350%, 11/15/2034	50	51
Cencora
4.900%, 02/13/2036	50	49
Cigna Group
5.600%, 02/15/2054	20	19
5.250%, 02/15/2034	50	51
5.000%, 05/15/2029	150	152
CVS Health
5.625%, 02/21/2053	100	92
5.300%, 06/01/2033	250	253
Elevance Health
5.125%, 02/15/2053	200	176
Eli Lilly
5.100%, 02/12/2035	100	102
4.950%, 02/27/2063	100	87
GE HealthCare Technologies
4.950%, 12/15/2035	100	97
Gilead Sciences
5.100%, 06/15/2035	35	36
2.600%, 10/01/2040	100	72
GlaxoSmithKline Capital
4.875%, 04/15/2035	100	100
HCA
4.375%, 03/15/2042	250	210
3.625%, 03/15/2032	250	233
Humana
6.000%, 05/01/2055	100	93
Johnson & Johnson
4.900%, 06/01/2031	65	67
2.100%, 09/01/2040	100	70
Merck
4.750%, 12/04/2035	30	30
2.350%, 06/24/2040	250	177
Novartis Capital
4.600%, 11/05/2035	50	49
3.800%, 09/18/2029	45	44
Pfizer
4.200%, 11/15/2030	35	35
Pfizer Investment Enterprises Pte
5.300%, 05/19/2053	150	139
4.650%, 05/19/2030	100	101
Solventum
5.600%, 03/23/2034	100	102
Stryker
4.700%, 02/10/2028	30	30
Takeda Pharmaceutical
5.300%, 07/05/2034	100	101
Thermo Fisher Scientific
5.546%, 02/12/2046	15	15
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.000%, 10/15/2031	$100	$88
UnitedHealth Group
5.050%, 04/15/2053	200	177
4.500%, 04/15/2033	200	196
4.250%, 01/15/2029	200	200
		4,905
Industrials — 2.0%
3M
4.800%, 03/15/2030	100	101
AerCap Ireland Capital DAC
5.300%, 01/19/2034	150	150
Boeing
5.705%, 05/01/2040	300	303
Burlington Northern Santa Fe
5.500%, 03/15/2055	105	101
Canadian National Railway
4.375%, 09/18/2034	20	19
Canadian Pacific Railway
4.800%, 03/30/2030	65	66
Carrier Global
3.377%, 04/05/2040	300	239
Caterpillar Financial Services MTN
4.150%, 01/08/2031	149	148
CSX
4.900%, 03/15/2055	65	57
Delta Air Lines
3.750%, 10/28/2029	100	96
Fedex Freight Holding
5.250%, 03/15/2036 (B)	35	34
GATX
5.500%, 06/15/2035	75	76
Honeywell Aerospace
4.000%, 03/16/2029 (B)	100	99
Honeywell International
5.250%, 03/01/2054	100	93
John Deere Capital
4.500%, 01/16/2029	250	252
Leidos
5.400%, 03/15/2032	15	15
Lockheed Martin
5.200%, 02/15/2064	100	90
MasTec
5.900%, 06/15/2029	50	52
Norfolk Southern
5.100%, 05/01/2035	100	101
Northrop Grumman
4.650%, 07/15/2030	100	101
Owens Corning
3.950%, 08/15/2029	75	74
PACCAR Financial
4.450%, 08/06/2027	100	101

Adviser Managed Trust	31

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Regal Rexnord
6.050%, 04/15/2028	$150	$154
Republic Services
2.375%, 03/15/2033	75	65
RTX
6.400%, 03/15/2054	250	269
Stanley Black & Decker
2.750%, 11/15/2050	50	29
Uber Technologies
4.800%, 09/15/2035	75	73
Union Pacific
4.950%, 05/15/2053	200	178
United Airlines Pass Through Trust, Ser 2023-1, Cl A
5.800%, 01/15/2036	182	189
United Parcel Service
5.050%, 03/03/2053	200	178
Waste Management
4.650%, 03/15/2030	100	101
		3,604
Information Technology — 1.9%
Amphenol
4.625%, 02/15/2036	100	97
Apple
4.300%, 05/10/2033	200	201
4.000%, 05/10/2028	250	250
2.375%, 02/08/2041	150	106
Broadcom
5.050%, 07/12/2029	100	102
4.150%, 04/15/2032 (B)	200	194
3.500%, 02/15/2041	250	200
Cisco Systems
5.300%, 02/26/2054	100	94
Dell International
5.300%, 04/01/2032	100	102
Hewlett Packard Enterprise
4.550%, 10/15/2029	100	100
HP
6.100%, 04/25/2035	100	105
Intel
5.625%, 02/10/2043	100	96
5.125%, 02/10/2030	250	254
International Business Machines
5.100%, 02/06/2053	200	173
4.500%, 02/06/2028	150	150
Microsoft
4.100%, 02/06/2037	100	95
2.921%, 03/17/2052	200	127
NXP BV
5.250%, 08/19/2035	100	100
Oracle
5.700%, 02/04/2036	55	53
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.200%, 09/26/2035	$45	$42
4.700%, 09/27/2034	50	45
4.500%, 05/06/2028	250	249
3.600%, 04/01/2040	250	180
QUALCOMM
4.650%, 05/20/2035	100	99
Salesforce
5.550%, 03/15/2036	150	150
Synopsys
5.700%, 04/01/2055	100	96
Texas Instruments
5.050%, 05/18/2063	150	133
		3,593
Materials — 0.6%
Berry Global
5.650%, 01/15/2034	75	77
BHP Billiton Finance USA
5.250%, 09/08/2033	150	153
CRH America Finance
4.400%, 02/09/2031	75	74
Dow Chemical
5.350%, 03/15/2035	100	99
Ecolab
4.300%, 06/15/2028	100	100
LYB International Finance III
4.200%, 05/01/2050	75	54
Martin Marietta Materials
3.200%, 07/15/2051	50	33
Nutrien
5.200%, 06/21/2027	100	101
Rio Tinto Finance USA
5.125%, 03/09/2053	150	138
Sherwin-Williams
2.300%, 05/15/2030	100	92
Smurfit Westrock Financing DAC
5.418%, 01/15/2035	200	201
Vale Overseas
6.125%, 06/12/2033	75	79
		1,201
Real Estate — 0.9%
Alexandria Real Estate Equities
5.625%, 05/15/2054	100	92
5.250%, 05/15/2036	45	44
American Tower
5.450%, 02/15/2034	100	102
5.200%, 02/15/2029	100	102
AvalonBay Communities
4.350%, 12/01/2030	40	40
Boston Properties
5.750%, 01/15/2035	75	75

32	Adviser Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Crown Castle
4.900%, 09/01/2029	$100	$100
Equinix Europe 2 Financing
5.500%, 06/15/2034	55	56
Extra Space Storage
5.400%, 06/15/2035	75	76
Host Hotels & Resorts
5.500%, 04/15/2035	100	100
Mid-America Apartments
4.650%, 01/15/2033	50	49
Prologis
5.250%, 06/15/2053	100	93
Public Storage Operating
5.000%, 12/15/2035	75	74
Realty Income
4.750%, 02/15/2029	250	252
Simon Property Group
4.750%, 09/26/2034	40	39
4.375%, 10/01/2030	100	100
Ventas Realty
5.000%, 02/15/2036	20	20
VICI Properties
5.750%, 04/01/2034	100	102
Welltower OP
4.500%, 07/01/2030	100	100
		1,616
Utilities — 2.4%
AEP Transmission
5.400%, 03/15/2053	150	141
American Water Capital
5.700%, 09/01/2055	75	73
Atmos Energy
5.450%, 01/15/2056	75	72
CenterPoint Energy Resources
5.400%, 07/01/2034	50	51
Consolidated Edison of New York
3.950%, 04/01/2050	150	116
Constellation Energy Generation
5.875%, 01/15/2066	50	48
Consumers Energy
4.700%, 01/15/2030	60	60
DTE Energy
5.100%, 03/01/2029	100	102
Duke Energy Carolinas
5.400%, 01/15/2054	150	141
4.850%, 01/15/2034	200	200
Edison International
4.800%, 03/15/2031	75	73
Entergy Louisiana
5.150%, 09/15/2034	125	126
Eversource Energy
5.450%, 03/01/2028	250	254
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Exelon
5.150%, 03/15/2028	$250	$253
Georgia Power
4.950%, 05/17/2033	250	252
Jersey Central Power & Light
4.400%, 01/15/2031 (B)	75	74
National Rural Utilities Cooperative Finance
4.120%, 09/16/2027	60	60
National Rural Utilities Cooperative Finance MTN
4.750%, 02/07/2028	15	15
NextEra Energy Capital Holdings
5.250%, 02/28/2053	150	135
4.900%, 02/28/2028	250	252
NiSource
5.350%, 04/01/2034	100	102
Oncor Electric Delivery
5.800%, 04/01/2055	75	74
Pacific Gas and Electric
6.750%, 01/15/2053	50	52
6.400%, 06/15/2033	150	160
PacifiCorp
5.800%, 01/15/2055	225	212
PG&E Wildfire Recovery Funding
4.377%, 06/01/2039	100	93
PPL Capital Funding
4.125%, 04/15/2030	100	98
Public Service Electric and Gas
5.300%, 08/01/2054	100	93
Public Service of Colorado
5.350%, 05/15/2034	100	102
4.150%, 03/13/2029	100	99
San Diego Gas & Electric
5.350%, 04/01/2053	100	92
Southern California Edison
5.875%, 12/01/2053	150	141
Southern California Gas
6.000%, 06/15/2055	25	25
5.600%, 04/01/2054	50	48
Southwestern Electric Power
5.900%, 04/01/2056	100	97
Union Electric
5.250%, 01/15/2054	100	92
Virginia Electric and Power
5.350%, 01/15/2054	150	138
5.150%, 03/15/2035	100	100
WEC Energy Group
5.625%, H15T5Y + 1.905%, 05/15/2056 (A)	50	50

Adviser Managed Trust	33

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wisconsin Power and Light
3.050%, 10/15/2027	$75	$74
		4,440

Total Corporate Obligations
(Cost $47,076) ($ Thousands)		46,580

MORTGAGE-BACKED SECURITIES — 25.0%
Agency Mortgage-Backed Obligations — 24.4%
FHLMC
6.500%, 02/01/2054 to 09/01/2055	483	504
6.000%, 11/01/2053 to 08/01/2055	1,598	1,634
5.500%, 03/01/2054 to 11/01/2055	1,836	1,852
5.000%, 02/01/2053 to 01/01/2055	771	761
4.500%, 10/01/2052 to 11/01/2052	1,923	1,859
4.000%, 11/01/2052	643	606
3.500%, 07/01/2038 to 09/01/2052	2,009	1,863
3.000%, 04/01/2052	1,576	1,383
2.500%, 12/01/2050 to 10/01/2051	1,660	1,401
2.000%, 09/01/2041 to 09/01/2051	2,562	2,110
FHLMC Multifamily Structured Pass Through Certificates, Ser K528, Cl A2
4.508%, 07/25/2029	51	52
FHLMC Multifamily Structured Pass-Through Certificates, Ser 158, Cl A2
4.050%, 07/25/2033	350	340
FHLMC Multifamily Structured Pass-Through Certificates, Ser K508, Cl A2
4.740%, 08/25/2028(A)	500	505
FHLMC Multifamily Structured Pass-Through Certificates, Ser K511, Cl A2
4.860%, 10/25/2028	400	405
FNMA
7.000%, 06/01/2055	180	190
6.500%, 11/01/2053	398	413
6.000%, 09/01/2054 to 03/01/2055	622	640
5.500%, 07/01/2053 to 02/01/2055	1,025	1,034
5.000%, 10/01/2045 to 10/01/2053	1,136	1,124
4.000%, 08/01/2052 to 07/01/2055	802	755
3.500%, 01/01/2048	469	433
3.000%, 10/01/2036 to 06/01/2052	1,671	1,511
2.500%, 03/01/2037 to 06/01/2052	4,810	4,106
2.000%, 06/01/2036 to 03/01/2052	6,766	5,572
1.500%, 05/01/2037	813	729
FNMA TBA
5.000%, 05/01/2038	1,000	985
GNMA
6.500%, 01/20/2054 to 08/20/2054	150	157
6.000%, 05/20/2053 to 03/20/2055	653	670
5.500%, 05/20/2054 to 06/20/2055	1,189	1,200
5.000%, 01/20/2053 to 01/20/2055	1,123	1,116
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.500%, 10/20/2052 to 10/20/2055	$851	$827
4.000%, 10/20/2052 to 05/20/2055	726	683
3.500%, 06/20/2052	1,014	924
3.000%, 09/20/2051	1,278	1,139
2.500%, 07/20/2051 to 04/20/2052	1,670	1,432
2.000%, 12/20/2050 to 03/20/2052	1,730	1,424
GNMA TBA
6.000%, 06/01/2036	200	204
5.500%, 05/21/2037	250	252
5.000%, 05/01/2040	350	347
4.500%, 05/01/2039	100	96
2.500%, 05/15/2046	100	86
UMBS TBA
6.000%, 05/01/2032	400	408
5.500%, 04/30/2035	450	452
3.500%, 05/15/2056	500	455
2.000%, 05/15/2041 to 05/15/2056	425	355
		44,994
Non-Agency Mortgage-Backed Obligations — 0.6%
BANK, Ser 2019-BN21, Cl A5
2.851%, 10/17/2052	275	260
BBCMS Mortgage Trust, Ser 2024-C24, Cl A5
5.419%, 02/15/2057	150	154
Benchmark Mortgage Trust, Ser 2020-B19, Cl A5
1.850%, 09/15/2053	350	312
BMO Mortgage Trust, Ser C8, Cl A5
5.598%, 03/15/2057(A)	135	140
Wells Fargo Commercial Mortgage Trust, Ser 2022-C62, Cl A4
4.000%, 04/15/2055(A)	350	333
		1,199

Total Mortgage-Backed Securities
(Cost $45,934) ($ Thousands)		46,193

SOVEREIGN DEBT — 1.9%

Canada Government International Bond
3.750%, 04/26/2028	250	249
Chile Government International Bond
4.850%, 01/22/2029	200	202
Export Development Canada
4.125%, 02/13/2029	90	90
Indonesia Government International Bond
5.100%, 02/10/2054	200	185
Israel Government International Bond
4.500%, 01/13/2031	200	197
Japan Bank for International Cooperation
4.375%, 01/24/2031	200	201

34	Adviser Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Japan International Cooperation Agency
4.750%, 05/21/2029	$200	$203
Mexico Government International Bond
6.400%, 05/07/2054	200	189
6.000%, 05/07/2036	200	200
Panama Government International Bond
6.853%, 03/28/2054	200	215
Peruvian Government International Bond
5.875%, 08/08/2054	100	97
3.300%, 03/11/2041	200	154
Philippine Government International Bond
5.000%, 07/17/2033	200	201
Province of Alberta Canada
4.500%, 01/24/2034	250	250
Province of British Columbia Canada
4.800%, 06/11/2035	130	132
Province of Ontario Canada
4.200%, 01/18/2029	250	251
Province of Quebec Canada
4.500%, 09/08/2033	250	250
3.625%, 04/13/2028	200	199
Republic of Poland Government International Bond
5.125%, 09/18/2034	100	101
Total Sovereign Debt
(Cost $3,540) ($ Thousands)		3,566

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.4%
FHLB
4.000%, 06/30/2028	250	251
FNMA
0.875%, 08/05/2030	550	483

Total U.S. Government Agency Obligations
(Cost $729) ($ Thousands)		734

ASSET-BACKED SECURITIES — 0.4%
Automotive — 0.2%
BMW Vehicle Lease Trust, Ser 2025-1, Cl A3
4.430%, 06/26/2028	50	50
CarMax Auto Owner Trust, Ser 2024-4, Cl A3
4.600%, 10/15/2029	100	100
GM Financial Consumer Automobile Receivables Trust 2026-1, Ser 2026-1, Cl A3
3.840%, 05/16/2031	42	42
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Honda Auto Receivables 2025-4 Owner Trust, Ser 2025-4, Cl A3
3.980%, 06/17/2030	$100	$100
Hyundai Auto Receivables Trust, Ser 2025-B, Cl A3
4.360%, 12/17/2029	25	25
Santander Drive Auto Receivables Trust 2025-4, Ser 2025-4, Cl A3
4.170%, 04/15/2030	100	100
		417
Credit Cards — 0.1%
American Express Credit Account Master Trust, Ser 2025-1, Cl A
4.560%, 12/17/2029	100	101
Capital One Multi-Asset Execution Trust, Ser 2024-A1, Cl A
3.920%, 09/15/2029	100	100
		201
Other — 0.1%
Verizon Master Trust, Ser 2025-5, Cl A1A
4.400%, 06/20/2031	106	106

Total Asset-Backed Securities
(Cost $725) ($ Thousands)		724

MUNICIPAL BONDS — 0.2%
California — 0.1%
State of California, GO
4.350%, 11/01/2032	150	150

New York — 0.1%
City of New York New York, Sub-Ser-Ser H, GO
5.796%, 02/01/2052	95	95

Total Municipal Bonds
(Cost $247) ($ Thousands)		245

Total Investments in Securities — 98.8%
(Cost $183,929) ($ Thousands)		$182,421

Percentages are based on Net Assets of $184,623 ($ Thousands).

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

Adviser Managed Trust	35

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2026

Core Fixed Income Fund (Concluded)

(B)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2026, the value of these securities amounted to $500 ($ Thousands), representing 0.3% of the Net Assets of the Fund.

Cl — Class

DAC — Designated Activity Company

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

H15T1Y — US Treasury Yield Curve Rate T Note Constant Mat 1 Year

H15T5Y — US Treasury Yield Curve Rate T Note Constant Mat 5 Year

MTN — Medium Term Note

Ser — Series

SOFR — U.S. Secured Overnight Financing Rate Index

SOFRINDX — Custom Secured Overnight Financing Rate Index

TBA — To Be Announced

TSFR3M — Term Secured Overnight Financing Rate3 Months

UMBS — Uniform Mortgage Backed Securities

36	Adviser Managed Trust